UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21187

PIMCO Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bradley Todd

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS

Semiannual Report

June 30, 2020

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 844.337.4626. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

		Page

Letter from the Chair of the Board & President		2

Important Information About the Funds		4

Financial Highlights		16

Statements of Assets and Liabilities		20

Statements of Operations		22

Statements of Changes in Net Assets		24

Statements of Cash Flows		27

Notes to Financial Statements		58

Glossary		75

Distribution Information		76

Changes to Boards of Trustees		78

Approval of Investment Management Agreement		79

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	8	29

PIMCO Municipal Income Fund II	9	34

PIMCO Municipal Income Fund III	10	39

PIMCO California Municipal Income Fund	11	44

PIMCO California Municipal Income Fund II	12	47

PIMCO California Municipal Income Fund III	13	50

PIMCO New York Municipal Income Fund	14	53

PIMCO New York Municipal Income Fund II	15	55

Letter from the Chair of the Board & President

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Closed-End Funds Semiannual Report, which covers the six-month reporting period ended June 30, 2020. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended June 30, 2020

The coronavirus took its toll on the U.S. economy, as it entered its first recession since the 2008 financial crisis. Looking back, U.S. gross domestic product (“GDP”) grew at a revised annual pace of 2.6% and 2.4% during the third and fourth quarters of 2019, respectively. The pandemic then caused the economy to significantly weaken, as annualized GDP growth in the first quarter of 2020 was -5.0%. The Commerce Department’s initial estimate for second quarter annualized GDP growth — released after the reporting period ended — was -32.9%. This represented the sharpest quarterly decline on record.

The Federal Reserve (the “Fed”) took unprecedented actions to support the economy and keep markets functioning properly. In early March 2020, the Fed lowered the federal funds rate to a range between 1.00% and 1.25%. Later in the month, the Fed lowered the rate to a range between 0.00% and 0.25%. On March 23, the Fed announced, “It has become clear that our economy will face severe disruptions. Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” The Fed’s efforts included the ability to make unlimited purchases of Treasury and mortgage securities. It also announced that, for the first time, it would purchase existing corporate bonds on the open market. In addition, the U.S. government passed a $2 trillion fiscal stimulus bill to aid the economy in March.

In its June 2020 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that it expects the U.S. economy to contract 8.0% in 2020, compared to the 2.3% GDP expansion in 2019. Elsewhere, the IMF has also stated that it anticipates that 2020 GDP growth in the eurozone, U.K. and Japan will be -10.2%, -10.2% and -5.8%, respectively. For comparison purposes, the GDP of these economies expanded 1.3%, 1.4% and 0.7%, respectively, in 2019.

Both short- and long-term U.S. Treasury yields fell sharply during the reporting period. In our view, this was due to a combination of declining global growth given the coronavirus, the Fed’s accommodative monetary policy and periods of extreme investor risk aversion. The yield on the benchmark 10-year U.S. Treasury note was 0.66% at the end of the reporting period, versus 1.92% on December 31, 2019. The Bloomberg Barclays Global Treasury Index (U.S. Dollar Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 4.30%. Meanwhile, the Bloomberg Barclays Global Aggregate Credit Index (U.S. Dollar Hedged), a widely used index of global investment grade credit bonds, returned 3.43%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated weaker results. The ICE BofAML Developed Markets High Yield Constrained Index (U.S. Dollar Hedged), a widely used index of below investment grade bonds, returned -4.64%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (U.S. Dollar Hedged), returned -1.87%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -6.89%.

The municipal (or “muni”) market generated choppy results, posting positive returns during four of the six months of the reporting period. As was the case with the taxable U.S. bond market, munis were supported by falling interest rates. However, a portion of its gains were lost in March and April 2020, in our view, due to concerns about market liquidity and municipal finances. All told, the Bloomberg Barclays Municipal Bond Index returned 2.08% during the six months ended June 30, 2020.

2	PIMCO CLOSED-END FUNDS

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Closed-End Funds investments, please contact your financial advisor, or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely,

Deborah A. DeCotis	Eric D. Johnson
Chair of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	JUNE 30, 2020	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. The transition may result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities), and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests are not known and could result in losses to a Fund.

Under the direction of the Federal Housing Finance Agency, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform

4	PIMCO CLOSED-END FUNDS

mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was implemented on June 3, 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

A fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value (“NAV”) and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	JUNE 30, 2020	5

Important Information About the Funds (Cont.)

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (844) 33-PIMCO. Prior to its use of Form N-PORT, each Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

The SEC adopted a rule that, beginning in 2021, generally will allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. Instructions for electing to receive paper copies of a Fund’s shareholder reports going forward may be found on the front cover of this report.

In November 2019, the SEC published a proposed rulemaking related to the use of derivatives and certain other transactions by registered investment companies. If the proposal is adopted in substantially the same form as it was proposed, these requirements could limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. Any new requirements, if adopted, may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

6	PIMCO CLOSED-END FUNDS

In April 2020, the SEC issued a proposed rulemaking setting forth a proposed framework for fair valuation of fund investments. If the proposal is adopted in substantially the same form as it was proposed, the rule would set forth requirements for good faith determinations of fair value, establish conditions under which a market quotation is considered readily available for purposes of the definition of “value” under the Investment Company Act of 1940, and address the roles and responsibilities of a fund’s board of trustees and investment adviser with respect to fair valuation of fund investments. The impact that any such requirements may have on the Funds is uncertain.

On April 8, 2020, the SEC adopted amended rules modifying the registration, communications, and offering processes for registered closed-end funds and interval funds. Among other things, the amendments will: (1) permit qualifying closed-end funds to use a short-form registration statement to offer securities in eligible transactions and certain funds to qualify as Well Known Seasoned Issuers; (2) permit interval funds to pay registration fees based on net issuance of shares in a manner similar to mutual funds; (3) require closed-end funds and interval funds to include additional disclosures in their annual reports; and (4) require certain information to be filed in interactive data format. The new rules have phased compliance and effective dates, with some requirements requiring compliance starting August 1, 2020 and others requiring compliance as late as February 1, 2023.

SEMIANNUAL REPORT	JUNE 30, 2020	7

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	22.4%

Highway Revenue Tolls	10.5%

Natural Gas Revenue	7.0%

Miscellaneous Revenue	6.2%

Tobacco Settlement Funded	5.9%

Ad Valorem Property Tax	5.2%

Sales Tax Revenue	5.1%

Electric Power & Light Revenue	4.7%

College & University Revenue	3.7%

Sewer Revenue	3.6%

Special Assessment	3.0%

Miscellaneous Taxes	2.8%

Industrial Revenue	2.6%

Port, Airport & Marina Revenue	2.4%

Appropriations	2.2%

Lease Revenue	2.0%

Transit Revenue	1.7%

Water Revenue	1.5%

Nuclear Revenue	1.2%

Other	4.4%

Short-Term Instruments	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$13.54

NAV	$12.75

Premium/(Discount) to NAV	6.20%

Market Price Distribution Rate(2)	4.79%

NAV Distribution Rate(2)	5.08%

Total Effective Leverage(3)	42.57%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(8.05)%	(1.48)%	5.62%	6.36%	6.32%
NAV	(2.13)%	1.89%	6.23%	8.16%	6.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax. Under normal market conditions, the Fund will invest in a portfolio of municipal bonds the interest from which is exempt from federal income taxes. Under normal market conditions, the Fund expects to be fully invested (at least 90% of its total assets) in tax-exempt municipal bonds. The Fund will seek to avoid bonds generating interest potentially subjecting individuals to the alternative minimum tax. The Fund will invest at least 80% of its net assets in investment grade quality municipal bonds, including bonds that are unrated but judged to be of investment grade quality by the Fund’s portfolio manager. The Fund may invest up to 20% of its net assets in municipal bonds that are rated Ba/BB or B or that are unrated but judged to be of comparable quality by the Fund’s portfolio manager. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields declined across the curve after a period of dislocation.

»	Security selection within the transportation sector contributed to performance, as the securities outperformed the broader market.

»	Security selection within the tobacco sector contributed to performance, as the securities outperformed the broader market.

»	Exposure to the revenue sector detracted from performance, as the sector underperformed relative to the municipal market index.

»	Exposure to the special tax sector detracted from performance, as the sector underperformed the general municipal market.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the general municipal market.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	21.5%

Highway Revenue Tolls	11.8%

Tobacco Settlement Funded	7.5%

Natural Gas Revenue	7.0%

College & University Revenue	5.7%

Ad Valorem Property Tax	5.2%

Sewer Revenue	4.6%

Sales Tax Revenue	4.5%

Lease Revenue	3.8%

Miscellaneous Revenue	3.5%

Electric Power & Light Revenue	3.1%

Appropriations	2.7%

Miscellaneous Taxes	2.6%

Industrial Revenue	2.0%

Transit Revenue	1.7%

Port, Airport & Marina Revenue	1.6%

Water Revenue	1.2%

General Fund	1.2%

Other	6.2%

Short-Term Instruments	2.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$13.45

NAV	$11.95

Premium/(Discount) to NAV	12.55%

Market Price Distribution Rate(2)	5.26%

NAV Distribution Rate(2)	5.92%

Total Effective Leverage(3)	42.97%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(12.86)%	(5.13)%	9.64%	8.46%	6.16%
NAV	(1.56)%	2.53%	6.55%	8.02%	5.84%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields declined across the curve.

»	Security selection within the tobacco sector contributed to performance, as the Fund’s holdings outperformed the general municipal market.

»	Security selection within the transportation sector contributed to performance, as the Fund’s holdings outperformed the general municipal market.

»	Security selection within the general obligation segment detracted from performance, as the Fund’s holdings underperformed the general municipal market.

»	Security selection within the special tax sector detracted from performance, as the Fund’s holdings underperformed the general municipal market.

»	Security selection within the water & sewer sector detracted from performance, as the Fund’s holdings underperformed the general municipal market.

SEMIANNUAL REPORT	JUNE 30, 2020	9

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	19.2%

Highway Revenue Tolls	8.9%

Natural Gas Revenue	7.3%

College & University Revenue	6.6%

Sales Tax Revenue	5.3%

Ad Valorem Property Tax	5.3%

Sewer Revenue	4.9%

Tobacco Settlement Funded	4.9%

Electric Power & Light Revenue	4.5%

Water Revenue	3.5%

Miscellaneous Revenue	3.4%

Appropriations	2.6%

Industrial Revenue	2.2%

Port, Airport & Marina Revenue	2.1%

Lease Revenue	2.0%

Transit Revenue	1.8%

Recreational Revenue	1.7%

Income Tax Revenue	1.7%

General Fund	1.4%

Nuclear Revenue	1.2%

Miscellaneous Taxes	1.1%

Other	4.1%

Short-Term Instruments	4.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$11.49

NAV	$10.91

Premium/(Discount) to NAV	5.32%

Market Price Distribution Rate(2)	4.80%

NAV Distribution Rate(2)	5.06%

Total Effective Leverage(3)	42.69%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(6.33)%	(2.22)%	7.99%	7.60%	5.51%
NAV	(1.34)%	2.69%	6.92%	8.55%	5.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields decreased.

»	Security selection within the transportation sector contributed to performance, as the securities outperformed the broader market.

»	Exposure to the electric utility sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the general obligation segment detracted from performance, as the securities underperformed the broader market.

»	Security selection within the special tax sector detracted from performance, as the securities underperformed the broader market.

»	Security selection within the water & sewer sector detracted from performance, as the securities underperformed the broader market.

10	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	21.2%

Ad Valorem Property Tax	20.8%

College & University Revenue	7.7%

Natural Gas Revenue	7.3%

Tobacco Settlement Funded	6.9%

Electric Power & Light Revenue	6.3%

Lease (Abatement)	4.7%

Local or Guaranteed Housing	4.2%

Port, Airport & Marina Revenue	2.8%

Water Revenue	2.6%

Sales Tax Revenue	2.4%

General Fund	2.4%

Sewer Revenue	1.8%

Transit Revenue	1.7%

Special Assessment	1.2%

Lease (Non-Terminable)	1.0%

Other	2.2%

Short-Term Instruments	2.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$16.00

NAV	$13.79

Premium/(Discount) to NAV	16.03%

Market Price Distribution Rate(2)	4.88%

NAV Distribution Rate(2)	5.66%

Total Effective Leverage(3)	43.94%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(17.41)%	(9.98)%	8.32%	8.17%	6.97%
NAV	(0.12)%	4.35%	6.32%	7.78%	6.75%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields decreased across the curve after a period of dislocation.

»	Security selection within the revenue sector contributed to performance, as the securities outperformed the broader market.

»	Security selection within the industrial revenue sector contributed to performance, as the securities outperformed the broader market.

»	Security selection within the electric utility sector detracted from performance, as the securities underperformed the broader market.

»	Security selection with the general obligation sector detracted from performance, as the securities underperformed the broader market.

SEMIANNUAL REPORT	JUNE 30, 2020	11

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Ad Valorem Property Tax	24.5%

Health, Hospital & Nursing Home Revenue	16.8%

Natural Gas Revenue	8.9%

Electric Power & Light Revenue	6.8%

Tobacco Settlement Funded	5.7%

Sewer Revenue	4.4%

Local or Guaranteed Housing	3.9%

General Fund	3.7%

College & University Revenue	3.2%

Sales Tax Revenue	3.0%

Lease (Abatement)	2.7%

Port, Airport & Marina Revenue	2.5%

Highway Revenue Tolls	2.1%

Lease (Non-Terminable)	1.4%

Special Tax	1.3%

Water Revenue	1.2%

Special Assessment	1.1%

Other	2.7%

Short-Term Instruments	4.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$8.83

NAV	$8.73

Premium/(Discount) to NAV	1.15%

Market Price Distribution Rate(2)	4.35%

NAV Distribution Rate(2)	4.40%

Total Effective Leverage(3)	41.43%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(9.73)%	(2.77)%	4.79%	6.67%	4.06%
NAV	(0.63)%	4.19%	6.73%	8.70%	4.72%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields declined across the curve.

»	Security selection within the revenue segment contributed to performance, as the Fund’s holdings outperformed the general municipal market.

»	Security selection within the industrial revenue sector contributed to performance, as the Fund’s holdings outperformed the general municipal market.

»	Security selection within the electric utility sector detracted from performance, as the Fund’s holdings underperformed the general municipal market.

»	Security selection within the housing sector detracted from performance, as the Fund’s holdings underperformed the general municipal market.

»	There were no other material detractors for this Fund.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	21.5%

Ad Valorem Property Tax	21.0%

College & University Revenue	8.0%

Tobacco Settlement Funded	7.5%

Electric Power & Light Revenue	6.8%

Natural Gas Revenue	6.1%

Port, Airport & Marina Revenue	3.3%

Local or Guaranteed Housing	3.0%

General Fund	3.0%

Highway Revenue Tolls	2.6%

Sales Tax Revenue	2.5%

Lease (Abatement)	2.5%

Transit Revenue	1.7%

Special Tax	1.6%

Sewer Revenue	1.6%

Water Revenue	1.4%

Special Assessment	1.2%

Other	2.8%

Short-Term Instruments	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$10.05

NAV	$9.93

Premium/(Discount) to NAV	1.21%

Market Price Distribution Rate(2)	4.54%

NAV Distribution Rate(2)	4.59%

Total Effective Leverage(3)	42.88%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(9.88)%	(5.87)%	5.29%	6.64%	4.41%
NAV	(0.40)%	4.03%	6.25%	7.92%	4.80%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields decreased.

»	Security selection within the revenue sector contributed to performance, as the securities outperformed the broader market.

»	Security selection within the industrial revenue sector contributed to performance, as the securities outperformed the broader market.

»	Security selection within the healthcare sector contributed to performance, as the securities underperformed the broader market.

»	Security selection within the electric utility sector detracted from performance, as the securities underperformed the broader market.

»	Security selection within the general obligation sector detracted from performance, as the securities underperformed the broader market.

SEMIANNUAL REPORT	JUNE 30, 2020	13

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

Income Tax Revenue	13.1%

College & University Revenue	10.3%

Health, Hospital & Nursing Home Revenue	9.4%

Water Revenue	9.3%

Ad Valorem Property Tax	8.3%

Transit Revenue	8.0%

Highway Revenue Tolls	7.2%

Miscellaneous Taxes	4.6%

Tobacco Settlement Funded	4.5%

Sales Tax Revenue	4.5%

Miscellaneous Revenue	4.5%

Lease Revenue	4.0%

Port, Airport & Marina Revenue	4.0%

Recreational Revenue	2.1%

Industrial Revenue	1.9%

Electric Power & Light Revenue	1.2%

Other	1.2%

Short-Term Instruments	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$11.50

NAV	$11.67

Premium/(Discount) to NAV	(1.46)%

Market Price Distribution Rate(2)	4.38%

NAV Distribution Rate(2)	4.32%

Total Effective Leverage(3)	42.31%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(14.84)%	(8.48)%	6.21%	6.44%	4.73%
NAV	(1.87)%	1.98%	5.55%	6.93%	5.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration positioning contributed to performance, as municipal bond yields decreased.

»	Security selection within the tobacco sector contributed to performance, as the securities outperformed the broader market.

»	Exposure to the education sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the water and sewer sector detracted from performance, as the securities underperformed the broader market.

»	Security selection within the transportation sector detracted from performance, as the securities underperformed the broader market.

»	Security selection within the industrial revenue sector detracted from performance, as the securities underperformed the broader market.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of June 30, 2020†§

Municipal Bonds & Notes

College & University Revenue	11.4%

Health, Hospital & Nursing Home Revenue	10.8%

Tobacco Settlement Funded	7.8%

Port, Airport & Marina Revenue	7.7%

Income Tax Revenue	7.5%

Highway Revenue Tolls	6.4%

Lease (Appropriation)	6.3%

Sales Tax Revenue	5.4%

Miscellaneous Revenue	5.2%

Transit Revenue	4.6%

Ad Valorem Property Tax	4.5%

Miscellaneous Taxes	4.3%

Recreational Revenue	3.5%

Electric Power & Light Revenue	3.1%

Water Revenue	3.0%

Industrial Revenue	2.6%

Lease Revenue	2.4%

Local or Guaranteed Housing	1.1%

Other	1.0%

Short-Term Instruments	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2020)(1)

Market Price	$10.36

NAV	$11.10

Premium/(Discount) to NAV	(6.67)%

Market Price Distribution Rate(2)	4.64%

NAV Distribution Rate(2)	4.33%

Total Effective Leverage(3)	42.87%

Average Annual Total Return(1) for the period ended June 30, 2020

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(12.22)%	(6.84)%	3.00%	5.37%	4.45%
NAV	(2.15)%	2.01%	5.71%	6.99%	5.26%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal yields declined across the curve.

»	Security selection within the tobacco sector contributed to performance, as the Fund’s holdings outperformed the general municipal market.

»	Security selection within the lease-backed sector contributed to performance, as the Fund’s holdings outperformed the general municipal market.

»	Security selection within the special tax sector detracted from performance, as the Fund’s holdings underperformed the general municipal market.

»	Security selection within the general obligation segment detracted from performance, as the Fund’s holdings underperformed the general municipal market.

»	Security selection within the water & sewer sector detracted from performance, as the Fund’s holdings underperformed the general municipal market.

SEMIANNUAL REPORT	JUNE 30, 2020	15

Financial Highlights

		Investment Operations		Less Distributions to ARPS(c)			Less Distributions to Common Shareholders(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total		Increase Resulting from Tender of ARPS(c)

PIMCO Municipal Income Fund

01/01/2020 - 06/30/2020+	$13.35	$0.37	$(0.59)	$(0.06)	$0.00	$(0.28)	$(0.32)	$0.00	$0.00	$(0.32)		0.00

12/31/2019	12.36	0.81	1.07	(0.16)	0.00	1.72	(0.72)	(0.01)	0.00	(0.73)		0.00

12/31/2018	12.87	0.89	(0.65)	(0.16)	0.00	0.08	(0.72)	0.00	0.00	(0.72)		0.13

12/31/2017	12.44	0.91	0.36	(0.10)	0.00	1.17	(0.74)	0.00	0.00	(0.74)		0.00

12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)		0.00

05/01/2015 - 12/31/2015(h)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(k)	0.00

04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)		0.00

PIMCO Municipal Income Fund II

01/01/2020 - 06/30/2020+	$12.50	$0.35	$(0.50)	$(0.05)	$0.00	$(0.20)	$(0.35)	$0.00	$0.00	$(0.35)		0.00

12/31/2019	11.62	0.77	1.01	(0.12)	0.00	1.66	(0.78)	0.00	0.00	(0.78)		0.00

12/31/2018	12.13	0.81	(0.57)	(0.13)	0.00	0.11	(0.78)	0.00	0.00	(0.78)		0.16

12/31/2017	11.81	0.81	0.37	(0.08)	0.00	1.10	(0.78)	0.00	0.00	(0.78)		0.00

12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)		0.00

06/01/2015 - 12/31/2015(i)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(k)	0.00

05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)		0.00

PIMCO Municipal Income Fund III

01/01/2020 - 06/30/2020+	$11.34	$0.31	$(0.42)	$(0.04)	$0.00	$(0.15)	$(0.28)	$0.00	$0.00	$(0.28)		0.00

12/31/2019	10.49	0.72	0.87	(0.12)	0.00	1.47	(0.62)	0.00	0.00	(0.62)		0.00

12/31/2018	11.06	0.76	(0.57)	(0.13)	0.00	0.06	(0.67)	(0.11)	0.00	(0.78)		0.15

12/31/2017	10.67	0.77	0.38	(0.08)	0.00	1.07	(0.68)	0.00	0.00	(0.68)		0.00

12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)		0.00

10/01/2015 - 12/31/2015(j)	10.88	0.20	0.24	(0.00)	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(k)	0.00

09/30/2015	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)		0.00

PIMCO California Municipal Income Fund

01/01/2020 - 06/30/2020+	$14.20	$0.37	$(0.33)	$(0.06)	$0.00	$(0.02)	$(0.39)	$0.00	$0.00	$(0.39)		0.00

12/31/2019	13.32	0.80	1.16	(0.16)	0.00	1.80	(0.92)	0.00	0.00	(0.92)		0.00

12/31/2018	14.20	0.92	(0.94)	(0.17)	0.00	(0.19)	(0.92)	0.00	0.00	(0.92)		0.23

12/31/2017	13.83	0.97	0.43	(0.11)	0.00	1.29	(0.92)	0.00	0.00	(0.92)		0.00

12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)		0.00

05/01/2015 - 12/31/2015(h)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(k)	0.00

04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)		0.00

PIMCO California Municipal Income Fund II

01/01/2020 - 06/30/2020+	$8.98	$0.21	$(0.23)	$(0.04)	$0.00	$(0.06)	$(0.19)	$0.00	$0.00	$(0.19)		0.00

12/31/2019	8.29	0.50	0.87	(0.10)	0.00	1.27	(0.42)	(0.16)	0.00	(0.58)		0.00

12/31/2018	8.69	0.54	(0.57)	(0.11)	0.00	(0.14)	(0.42)	0.00	0.00	(0.42)		0.16

12/31/2017	8.39	0.60	0.34	(0.07)	0.00	0.87	(0.56)	0.00	(0.01)	(0.57)		0.00

12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)		0.00

06/01/2015 - 12/31/2015(i)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(k)	0.00

05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)		0.00

PIMCO California Municipal Income Fund III

01/01/2020 - 06/30/2020+	$10.20	$0.25	$(0.25)	$(0.04)	$0.00	$(0.04)	$(0.23)	$0.00	$0.00	$(0.23)		0.00

12/31/2019	9.46	0.56	0.80	(0.11)	0.00	1.25	(0.51)	0.00	0.00	(0.51)		0.00

12/31/2018	9.98	0.64	(0.68)	(0.12)	0.00	(0.16)	(0.54)	0.00	0.00	(0.54)		0.18

12/31/2017	9.67	0.67	0.35	(0.08)	0.00	0.94	(0.63)	0.00	0.00	(0.63)		0.00

12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)		0.00

10/01/2015 - 12/31/2015(j)	10.08	0.17	0.24	(0.00)	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(k)	0.00

09/30/2015	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)		0.00

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period(a)	Market Price End of Year or Period	Total Investment Return(a)(e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses(f)(g)		Expenses Excluding Waivers(f)(g)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)(f)		ARPS Asset Coverage Per Share(c)	VMTP Asset Coverage Per Share**	Portfolio Turnover Rate

$12.75	13.54	(8.05)%	330,144	1.78	%*	1.78	%*	1.23	%*	1.23	%*	5.83	%*	$68,440	$273,760	11%

13.35	15.10	26.76	345,113	1.92		1.92		1.18		1.18		6.20		70,395	281,580	16

12.36	12.55	2.22	318,313	1.77		1.77		1.23		1.23		7.16		66,868	267,440	24

12.87	13.00	(4.44)	330,523	1.37		1.37		1.21		1.21		7.16		68,475	N/A	12

12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		66,896	N/A	16

13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	N/A	15

13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	N/A	9

$11.95	13.45	(12.86)%	750,473	1.85	%*	1.85	%*	1.10	%*	1.10	%*	5.87	%*	$76,125	$304,500	11%

12.50	15.87	25.88	782,682	2.06		2.06		1.06		1.06		6.25		78,308	313,230	12

11.62	13.31	7.57	723,713	1.93		1.93		1.13		1.13		6.94		74,285	297,110	23

12.13	13.18	14.85	751,337	1.30		1.30		1.10		1.10		6.74		76,136	N/A	12

11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		74,548	N/A	12

12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	N/A	10

12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	N/A	10

$10.91	11.49	(6.33)%	361,091	1.86	%*	1.86	%*	1.17	%*	1.17	%*	5.74	%*	$72,763	$291,050	15%

11.34	12.58	19.03	374,805	2.04		2.04		1.14		1.14		6.48		74,565	298,260	14

10.49	11.14	3.39	345,557	1.89		1.89		1.19		1.19		7.11		70,693	282,740	25

11.06	11.58	8.19	363,063	1.39		1.39		1.19		1.19		7.07		73,007	N/A	14

10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		71,211	N/A	9

11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	N/A	2

10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	N/A	5

$13.79	16.00	(17.41)%	260,037	1.89	%*	1.89	%*	1.22	%*	1.22	%*	5.36	%*	$68,360	$273,440	5%

14.20	19.86	29.47	267,390	2.09		2.09		1.18		1.18		5.75		69,580	278,320	16

13.32	16.15	(0.66)	250,306	2.10		2.10		1.23		1.23		6.80		66,725	266,870	29

14.20	17.28	16.74	266,019	1.60		1.60		1.21		1.21		6.86		69,320	N/A	13

13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		68,070	N/A	15

14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	N/A	13

14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	N/A	11

$8.73	8.83	(9.73)%	280,342	1.82	%*	1.82	%*	1.23	%*	1.23	%*	4.88	%*	$68,003	$272,010	8%

8.98	10.00	36.01	288,138	1.99		1.99		1.18		1.18		5.61		69,188	276,750	16

8.29	7.83	(19.01)	265,245	1.88		1.88		1.29		1.29		6.51		65,675	262,670	37

8.69	10.17	17.31	277,787	1.49		1.49		1.24		1.24		6.94		67,590	N/A	14

8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		66,042	N/A	20

8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	N/A	10

8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	N/A	12

$9.93	10.05	(9.88)%	222,088	1.90	%*	1.90	%*	1.23	%*	1.23	%*	5.16	%*	$69,425	$277,700	5%

10.20	11.41	25.66	227,745	2.12		2.12		1.20		1.20		5.59		70,545	282,180	16

9.46	9.53	(3.49)	210,974	2.13		2.13		1.25		1.25		6.70		67,188	268,720	21

9.98	10.44	(2.46)	221,976	1.65		1.65		1.23		1.23		6.77		69,379	N/A	9

9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		67,922	N/A	15

10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	N/A	2

10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	N/A	24

SEMIANNUAL REPORT	JUNE 30, 2020	17

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to ARPS(c)			Less Distributions to Common Shareholders(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total		Increase Resulting from Tender of ARPS(c)

PIMCO New York Municipal Income Fund

01/01/2020 - 06/30/2020+	$12.15	$0.30	$(0.48)	$(0.05)	$0.00	$(0.23)	$(0.25)	$0.00	$0.00	$(0.25)		0.00

12/31/2019	11.29	0.68	0.96	(0.13)	0.00	1.51	(0.65)	0.00	0.00	(0.65)		0.00

12/31/2018	12.06	0.70	(0.77)	(0.13)	0.00	(0.20)	(0.68)	0.00	0.00	(0.68)		0.11

12/31/2017	11.62	0.69	0.51	(0.08)	0.00	1.12	(0.68)	0.00	0.00	(0.68)		0.00

12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)		0.00

05/01/2015 - 12/31/2015(h)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(k)	0.00

04/30/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)		0.00

PIMCO New York Municipal Income Fund II

01/01/2020 - 06/30/2020+	$11.59	$0.28	$(0.48)	$(0.05)	$0.00	$(0.25)	$(0.24)	$0.00	$0.00	$(0.24)		0.00

12/31/2019	10.67	0.63	0.93	(0.13)	0.00	1.43	(0.51)	0.00	0.00	(0.51)		0.00

12/31/2018	11.17	0.71	(0.73)	(0.15)	0.00	(0.17)	(0.57)	0.00	(0.04)	(0.61)		0.28

12/31/2017	10.71	0.72	0.46	(0.10)	0.00	1.08	(0.60)	0.00	(0.02)	(0.62)		0.00

12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)		0.00

06/01/2015 - 12/31/2015(i)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(k)	0.00

05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)		0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
**

Variable Rate MuniFund Term Preferred Shares (“VMTP”) asset coverage per share is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference. See Note 12, Variable Rate MuniFund Term Preferred Shares, in the Notes to the Financial Statements for more information.

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)

Auction Rate Preferred Shareholders (“ARPS”) asset coverage per share is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference. See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(g)

Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to VMTP shareholders and the amortization of debt issuance costs of VMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Variable Rate MuniFund Term Preferred Shares in the Notes to Financial Statements for more information.

(h)	Fiscal year end changed from April 30th to December 31st.
(i)	Fiscal year end changed from May 31st to December 31st.
(j)	Fiscal year end changed from September 30th to December 31st.
(k)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period(a)	Market Price End of Year or Period	Total Investment Return(a)(e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses(f)(g)		Expenses Excluding Waivers(f)(g)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)(f)		ARPS Asset Coverage Per Share(c)	VMTP Asset Coverage Per Share**	Portfolio Turnover Rate

$11.67	11.50	(14.84)%	91,255	1.77	%*	1.77	%*	1.22	%*	1.22	%*	5.23	%*	$80,608	N/A	16%

12.15	13.80	24.04	95,010	1.97		1.97		1.19		1.19		5.74		82,875	N/A	25

11.29	11.70	(2.90)	87,913	1.81		1.81		1.27		1.27		6.11		78,545	N/A	22

12.06	12.78	13.44	93,564	1.55		1.55		1.30		1.30		5.73		74,749	N/A	22

11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		72,769	N/A	10

12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	N/A	5

11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	N/A	1

$11.10	10.36	(12.22)%	124,227	2.07	%*	2.07	%*	1.34	%*	1.34	%*	5.11	%*	$64,313	$257,250	13%

11.59	12.07	20.57	129,596	2.16		2.16		1.27		1.27		5.62		66,003	264,010	17

10.67	10.47	(7.67)	119,014	2.15		2.15		1.40		1.40		6.64		62,655	250,600	24

11.17	12.00	5.77	124,295	1.63		1.63		1.35		1.35		6.51		64,320	N/A	16

10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		62,593	N/A	20

11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	N/A	7

11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	N/A	7

SEMIANNUAL REPORT	JUNE 30, 2020	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:

Investments, at value
Investments in securities*	$571,910	$1,310,494	$627,879	$461,734
Cash	0	0	0	0
Interest and/or dividends receivable	6,430	14,432	6,686	5,282
Other assets	51	1,166	60	108
Total Assets	578,391	1,326,092	634,625	467,124

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$54,711	$198,609	$79,992	$53,968
Variable Rate MuniFund Term Preferred Shares, at liquidation value **	23,270	68,574	34,245	29,256
Payable for investments purchased	1,656	5,734	2,402	1,529
Distributions payable to common shareholders	1,398	3,706	1,523	1,226
Distributions payable to auction rate preferred shareholders	5	8	4	2
Accrued management fees	298	623	316	236
Other liabilities	209	90	352	245
Total Liabilities	81,547	277,344	118,834	86,462

Auction Rate Preferred Shares^	166,700	298,275	154,700	120,625

Net Assets Applicable to Common Shareholders	$330,144	$750,473	$361,091	$260,037

Net Assets Applicable to Common Shareholders Consist of:

Par value^^	$0	$1	$0	$0
Paid in capital in excess of par	287,651	657,450	314,619	226,982
Distributable earnings (accumulated loss)	42,493	93,022	46,472	33,055

Net Assets Applicable to Common Shareholders	$330,144	$750,473	$361,091	$260,037

Net Asset Value Per Common Share(a)	$12.75	$11.95	$10.91	$13.79

Common Shares Outstanding	25,887	62,806	33,103	18,852

Auction Rate Preferred Shares Issued and Outstanding	7	12	6	5

Cost of investments in securities	$525,717	$1,212,521	$577,695	$427,652

* Includes repurchase agreements of:	$10,634	$34,190	$26,909	$12,707

** Includes unamortized debt issuance cost of	$30	$126	$55	$44

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 par value and $25,000 liquidation preference per share)
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$478,093	$385,753	$157,152	$215,986
0	0	1	1
5,086	4,284	1,676	2,453
25	28	816	13
483,204	390,065	159,645	218,453

$35,404	$41,764	$25,901	$14,254
34,245	27,061	0	20,975
3,058	0	1,019	0
1,028	850	329	448
3	4	2	2
255	203	83	122
194	220	31	425
74,187	70,102	27,365	36,226

128,675	97,875	41,025	58,000

$280,342	$222,088	$91,255	$124,227

$0	$0	$0	$0
235,939	196,112	83,026	113,442
44,403	25,976	8,229	10,785

$280,342	$222,088	$91,255	$124,227

$8.73	$9.93	$11.67	$11.10

32,115	22,360	7,823	11,189

5	4	2	2

$430,219	$357,098	$148,441	$199,601

$19,770	$7,302	$2,969	$3,071

$55	$39	$0	$25

SEMIANNUAL REPORT	JUNE 30, 2020	21

Statements of Operations

Six Months Ended June 30, 2020 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:

Interest	$12,452	$28,787	$13,580	$9,323
Total Income	12,452	28,787	13,580	9,323

Expenses:
Management fees	1,816	3,797	1,918	1,429
Trustee fees and related expenses	43	90	45	33
Interest expense	907	2,790	1,235	862
Auction agent fees and commissions	106	188	104	77
Auction rate preferred shares related expenses	25	25	25	25
Miscellaneous expense	4	9	5	3
Total Expenses	2,901	6,899	3,332	2,429

Net Investment Income (Loss)	9,551	21,888	10,248	6,894

Net Realized Gain (Loss):

Investments in securities	(5,002)	(11,607)	(2,713)	(2,725)

Net Realized Gain (Loss)	(5,002)	(11,607)	(2,713)	(2,725)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(10,132)	(19,765)	(11,229)	(3,398)

Net Change in Unrealized Appreciation (Depreciation)	(10,132)	(19,765)	(11,229)	(3,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,583)	$(9,484)	$(3,694)	$771

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Net Realized Capital Gains	$(1,595)	$(2,846)	$(1,478)	$(1,140)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(7,178)	$(12,330)	$(5,172)	$(369)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$9,287	$7,748	$3,174	$4,426
9,287	7,748	3,174	4,426

1,544	1,226	505	740
36	28	12	17
814	738	249	449
100	65	24	43
25	25	13	25
4	3	1	2
2,523	2,085	804	1,276

6,764	5,663	2,370	3,150

(2,052)	(2,573)	(1,609)	(3,510)

(2,052)	(2,573)	(1,609)	(3,510)

(5,401)	(2,918)	(2,229)	(1,819)

(5,401)	(2,918)	(2,229)	(1,819)

$(689)	$172	$(1,468)	$(2,179)

$(1,230)	$(948)	$(388)	$(550)

$(1,919)	$(776)	$(1,856)	$(2,729)

SEMIANNUAL REPORT	JUNE 30, 2020	23

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,551	$20,911	$21,888	$47,818
Net realized gain (loss)	(5,002)	1,676	(11,607)	1,880
Net change in unrealized appreciation (depreciation)	(10,132)	25,905	(19,765)	60,590

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,583)	48,492	(9,484)	110,288

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(1,595)	(4,213)	(2,846)	(7,503)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(7,178)	44,279	(12,330)	102,785

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(8,381)	(18,732)	(22,206)	(48,728)

Total Distributions to Common Shareholders(a)	(8,381)	(18,732)	(22,206)	(48,728)

Common Share Transactions*:

Issued as reinvestment of distributions	590	1,253	2,327	4,912

Total increase (decrease) in net assets applicable to common shareholders	(14,969)	26,800	(32,209)	58,969

Net Assets Applicable to Common Shareholders:

Beginning of period	345,113	318,313	782,682	723,713
End of period	$330,144	$345,113	$750,473	$782,682

* Common Share Transactions:

Shares issued as reinvestment of distributions	45	91	178	346

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares , in the Notes to Financial Statements for more information.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III

Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$10,248	$23,716	$6,894	$15,093	$6,764	$15,885	$5,663	$12,415
(2,713)	865	(2,725)	740	(2,052)	511	(2,573)	701
(11,229)	27,883	(3,398)	20,858	(5,401)	27,547	(2,918)	17,063

(3,694)	52,464	771	36,691	(689)	43,943	172	30,179

(1,478)	(3,891)	(1,140)	(3,033)	(1,230)	(3,253)	(948)	(2,463)

(5,172)	48,573	(369)	33,658	(1,919)	40,690	(776)	27,716

(9,130)	(20,588)	(7,349)	(17,380)	(6,163)	(18,581)	(5,096)	(11,419)

(9,130)	(20,588)	(7,349)	(17,380)	(6,163)	(18,581)	(5,096)	(11,419)

588	1,263	365	806	286	784	215	474

(13,714)	29,248	(7,353)	17,084	(7,796)	22,893	(5,657)	16,771

374,805	345,557	267,390	250,306	288,138	265,245	227,745	210,974
$361,091	$374,805	$260,037	$267,390	$280,342	$288,138	$222,088	$227,745

53	107	22	46	33	85	21	46

SEMIANNUAL REPORT	JUNE 30, 2020	25

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,370	$5,332	$3,150	$7,089
Net realized gain (loss)	(1,609)	684	(3,510)	882
Net change in unrealized appreciation (depreciation)	(2,229)	6,824	(1,819)	9,491

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,468)	12,840	(2,179)	17,462

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(388)	(1,035)	(550)	(1,457)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,856)	11,805	(2,729)	16,005

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(1,971)	(5,059)	(2,688)	(5,726)

Total Distributions to Common Shareholders(a)	(1,971)	(5,059)	(2,688)	(5,726)

Common Share Transactions*:

Issued as reinvestment of distributions	72	351	48	303

Total increase (decrease) in net assets applicable to common shareholders	(3,755)	7,097	(5,369)	10,582

Net Assets Applicable to Common Shareholders:

Beginning of period	95,010	87,913	129,596	119,014
End of period	$91,255	$95,010	$124,227	$129,596

* Common Share Transactions:

Shares issued as reinvestment of distributions	6	27	5	26

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares , in the Notes to Financial Statements for more information.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended June 30, 2020 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(5,583)	$(9,484)	$(3,694)	$771

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(84,923)	(195,985)	(120,297)	(35,342)
Proceeds from sales of long-term securities	141,015	351,649	193,416	71,618
(Purchases) Proceeds from sales of short-term portfolio investments, net	(5,971)	(30,204)	(21,467)	(6,378)
(Increase) decrease in receivable for investments sold	5,604	12,331	4,484	0
(Increase) decrease in interest and/or dividends receivable	563	1,837	695	605
(Increase) decrease in other assets	(1)	(246)	(1)	3
Increase (decrease) in payable for investments purchased	(5,804)	(10,677)	(3,566)	1,529
Increase (decrease) in accrued management fees	(22)	(46)	(21)	(14)
Increase (decrease) in other liabilities	(230)	(344)	(255)	(233)
Net Realized (Gain) Loss
Investments in securities	5,002	11,607	2,713	2,725
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	10,132	19,765	11,229	3,398
Net amortization (accretion) on investments	(52)	317	(231)	643
Amortization of debt issuance cost	(87)	(245)	(125)	(108)

Net Cash Provided by (Used for) Operating Activities	59,643	150,275	62,880	39,217

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(7,935)	(20,244)	(8,696)	(7,208)
Cash distributions paid to auction rate preferred shareholders	(1,654)	(2,924)	(1,519)	(1,166)
Proceeds from tender option bond transactions	19,675	55,794	30,550	10,237
Payments on tender option bond transactions	(69,825)	(183,178)	(83,354)	(41,200)
Proceeds on Variable Rate MuniFund Term Preferred Shares, Net	95	277	139	119

Net Cash Received from (Used for) Financing Activities	(59,644)	(150,275)	(62,880)	(39,218)

Net Increase (Decrease) in Cash and Foreign Currency	(1)	0	0	(1)

Cash and Foreign Currency:

Beginning of period	1	0	0	1
End of period	$0	$0	$0	$0

* Reinvestment of distributions to common shareholders	$590	$2,327	$588	$365

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,219	$3,737	$1,614	$1,219

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2020	27

Statements of Cash Flows (Cont.)

Six Months Ended June 30, 2020 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(689)	$172	$(1,468)	$(2,179)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(53,961)	(32,161)	(34,502)	(50,180)
Proceeds from sales of long-term securities	109,028	66,726	53,130	71,966
(Purchases) Proceeds from sales of short-term portfolio investments, net	(18,845)	(5,991)	(1,623)	737
(Increase) decrease in receivable for investments sold	0	0	0	0
(Increase) decrease in interest and/or dividends receivable	770	583	322	213
(Increase) decrease in other assets	7	0	(5)	5
Increase (decrease) in payable for investments purchased	3,058	0	1,019	0
Increase (decrease) in accrued management fees	(16)	(11)	(6)	(8)
Increase (decrease) in other liabilities	(325)	(225)	(16)	(245)
Net Realized (Gain) Loss
Investments in securities	2,052	2,573	1,609	3,510
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	5,401	2,918	2,229	1,819
Net amortization (accretion) on investments	498	644	313	392
Amortization of debt issuance cost	(125)	(100)	0	(79)

Net Cash Provided by (Used for) Operating Activities	46,853	35,128	21,002	25,951

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(5,971)	(4,966)	(1,984)	(2,640)
Cash distributions paid to auction rate preferred shareholders	(1,275)	(980)	(402)	(565)
Proceeds from tender option bond transactions	13,165	9,683	6,175	7,586
Payments on tender option bond transactions	(52,912)	(38,976)	(24,791)	(30,417)
Proceeds on Variable Rate MuniFund Term Preferred Shares, Net	139	110	0	86

Net Cash Received from (Used for) Financing Activities	(46,854)	(35,129)	(21,002)	(25,950)

Net Increase (Decrease) in Cash and Foreign Currency	(1)	(1)	0	1

Cash and Foreign Currency:

Beginning of period	1	1	1	0
End of period	$0	$0	$1	$1

* Reinvestment of distributions to common shareholders	$286	$215	$72	$48

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,191	$1,074	$340	$599

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund

June 30, 2020 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.2%

MUNICIPAL BONDS & NOTES 170.0%

ALABAMA 7.4%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$3,000	$3,621
5.000% due 09/01/2036 (e)	3,000	3,611

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	750	871
7.900% due 10/01/2050 (d)	15,000	14,536

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	539
5.250% due 05/01/2044	1,000	1,095

		24,273

ALASKA 0.0%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	900	45

ARIZONA 3.0%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,500	3,813

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,504

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,552
5.000% due 07/01/2044	1,150	1,405

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	756

		10,030

ARKANSAS 1.1%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	3,677

CALIFORNIA 12.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	2,909
5.000% due 10/01/2042	3,255	3,294

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,359

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,579

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,780	1,781
6.125% due 06/01/2038	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,510

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	975	1,029

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	1,928

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,274

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	$185	$194

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,011

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,853

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,975	2,498

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	500	544

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,682

		40,511

COLORADO 5.2%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	1,500	1,726

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	10,000	11,002

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	2,158

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,124

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	460

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	753

		17,223

CONNECTICUT 3.1%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2035	2,000	2,559

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,224

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,600

		10,383

DISTRICT OF COLUMBIA 1.0%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
0.534% due 08/01/2037	1,900	1,900

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,250	1,349

		3,249

FLORIDA 2.2%

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	100	104

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,119
4.000% due 07/01/2046	1,000	1,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	$1,000	$1,096

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,211

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,718

		7,364

GEORGIA 5.2%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	2,662

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	2,171

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,329

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,903

		17,065

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,703

ILLINOIS 14.6%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,044

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,574

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,881

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,545

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,204
5.500% due 01/01/2034	2,300	2,469

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,401

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	3,000	3,129

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	945	781
5.250% due 12/01/2052 ^(b)	1,250	345

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,046

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	9,500	10,436

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	2,561

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	2,000	939

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	579

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,500	4,189

		48,123

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	29

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.6%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	$1,000	$1,080

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	750	793

		1,873

IOWA 0.9%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,710	2,723

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	300	304

		3,034

KANSAS 1.1%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	758	174

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	3,085	3,369

		3,543

LOUISIANA 5.1%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,000	3,479

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,489

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	760
6.500% due 11/01/2035	400	406

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,107

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	4,280

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,250	1,468

		16,989

MARYLAND 0.2%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	669

MASSACHUSETTS 6.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,164

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2045	3,000	3,785

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	3,750	4,608

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	750

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (c)(f)	103	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	$2,300	$2,516
5.000% due 01/01/2047	1,000	1,095

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	3,000	3,527

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	2,500	3,109

		20,569

MICHIGAN 4.8%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	1,525	1,944

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,381
5.000% due 12/01/2031 (e)	1,200	1,467
5.000% due 12/01/2046 (e)	2,400	2,830

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,229
4.000% due 02/15/2050	1,750	1,947

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,500

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	598

		15,896

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,682

MISSOURI 1.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	3,285

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	586

		3,871

NEBRASKA 1.0%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	2,400	3,245

NEVADA 1.7%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,200	4,615

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	10,500	963

		5,578

NEW JERSEY 13.5%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,704

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	17,265

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	$2,000	$2,193

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	949

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,190
5.250% due 06/15/2043	1,000	1,117

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	3,000	3,612

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,797

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	269

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,252
5.000% due 06/01/2046	6,000	6,591
5.250% due 06/01/2046	3,500	4,081

		44,548

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,001

NEW YORK 26.5%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	15,921

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	4,000	4,362

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,196

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
5.250% due 11/15/2055	2,000	2,293

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	1,137	171
6.700% due 01/01/2049	3,150	2,493

New York City, General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	932

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (e)	4,800	5,774

New York City, New York General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,255

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,000	1,159

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	13,519

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	4,212

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	7,877
5.000% due 11/15/2044	10,000	10,376

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,038

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	$3,000	$3,476

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,500

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	3,000	3,313

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	460	519

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2053	575	645

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,250	1,475

		87,506

OHIO 7.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,120

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	24,000	3,338
5.000% due 06/01/2055	6,900	7,277

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	4,000	4,362

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,089

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,607

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,618

		24,411

OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,734

PENNSYLVANIA 5.4%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,538
4.000% due 11/01/2050	1,000	1,013

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	500	500

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,100	1,338

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	5,097

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,025

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,258
5.625% due 07/01/2042	1,000	1,045

		17,814

PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,255	2,055

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/01/2053	$6,485	$6,681

		8,736

RHODE ISLAND 0.7%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,297
5.000% due 06/01/2050	1,000	1,066

		2,363

SOUTH CAROLINA 2.7%

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,200

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,471
5.500% due 12/01/2053	1,100	1,211

		8,882

TENNESSEE 3.5%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,878
5.250% due 09/01/2024	5,000	5,686

		11,564

TEXAS 15.2%

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,500	1,931

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,105

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,204

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,325

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	5,000	5,924

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	343
4.000% due 08/15/2035 (e)	800	909
4.000% due 08/15/2036 (e)	600	677
4.000% due 08/15/2037 (e)	900	1,009
4.000% due 08/15/2040 (e)	900	994

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,796
5.500% due 09/01/2041	600	636

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,687
5.000% due 01/01/2048	1,250	1,436

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,000	1,219

San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	252

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	6,400	7,026

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	523

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	$3,500	$3,940

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,520	6,420

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (e)	3,200	3,331

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	518

		50,205

UTAH 4.1%

Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,164

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	4,000	4,568

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043 (a)	550	642

		13,374

VIRGINIA 2.8%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,122

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,850	4,467

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,400	3,797

		9,386

WASHINGTON 0.7%

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,000	2,193

WEST VIRGINIA 0.8%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,032

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	1,500	1,698

		2,730

WISCONSIN 4.3%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,301

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	2,602
7.000% due 07/01/2048	750	802

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,686

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	2,226

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	3,000	3,617

		14,234

Total Municipal Bonds & Notes (Cost $515,083)		561,276

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	31

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS (g) 3.2%
$10,634

Total Short-Term Instruments (Cost $10,634)	10,634

Total Investments in Securities (Cost $525,717)	571,910

Total Investments 173.2% (Cost $525,717)	$571,910

Auction Rate Preferred Shares (50.5)%	(166,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.0)%	(23,270)

Other Assets and Liabilities, net (15.7)%	(51,796)

Net Assets Applicable to Common Shareholders 100.0%	$330,144

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 4	$15	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$10,634	U.S. Treasury Notes 1.750% due 05/31/2022	$(10,847)	$10,634	$10,634

Total Repurchase Agreements						$(10,847)	$10,634	$10,634

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$10,634	$0	$0	$10,634	$(10,847)	$(213)

Total Borrowings and Other Financing Transactions	$10,634	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$24,273	$0	$24,273
Alaska	0	45	0	45
Arizona	0	10,030	0	10,030
Arkansas	0	3,677	0	3,677
California	0	40,511	0	40,511
Colorado	0	17,223	0	17,223
Connecticut	0	10,383	0	10,383
District of Columbia	0	3,249	0	3,249
Florida	0	7,364	0	7,364
Georgia	0	17,065	0	17,065
Hawaii	0	1,703	0	1,703
Illinois	0	48,123	0	48,123
Indiana	0	1,873	0	1,873
Iowa	0	3,034	0	3,034
Kansas	0	3,543	0	3,543
Louisiana	0	16,989	0	16,989
Maryland	0	669	0	669
Massachusetts	0	20,569	0	20,569
Michigan	0	15,896	0	15,896
Minnesota	0	1,682	0	1,682
Missouri	0	3,871	0	3,871

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Nebraska	$0	$3,245	$0	$3,245
Nevada	0	5,578	0	5,578
New Jersey	0	44,548	0	44,548
New Mexico	0	1,001	0	1,001
New York	0	87,506	0	87,506
Ohio	0	24,411	0	24,411
Oklahoma	0	1,734	0	1,734
Pennsylvania	0	17,814	0	17,814
Puerto Rico	0	8,736	0	8,736
Rhode Island	0	2,363	0	2,363
South Carolina	0	8,882	0	8,882
Tennessee	0	11,564	0	11,564
Texas	0	50,205	0	50,205
Utah	0	13,374	0	13,374
Virginia	0	9,386	0	9,386
Washington	0	2,193	0	2,193
West Virginia	0	2,730	0	2,730
Wisconsin	0	14,234	0	14,234
Short-Term Instruments
Repurchase Agreements	0	10,634	0	10,634

Total Investments	$0	$571,910	$0	$571,910

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	33

Schedule of Investments PIMCO Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.6%

MUNICIPAL BONDS & NOTES 170.0%

ALABAMA 8.1%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$7,000	$8,450
5.000% due 09/01/2036 (e)	7,000	8,425

Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,029

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	20,903
7.900% due 10/01/2050 (d)	18,500	17,928

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,000	1,078
5.250% due 05/01/2044	2,000	2,189

		61,002

ARIZONA 9.4%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	7,700	8,388

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,794
5.000% due 07/01/2044	2,605	3,182

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,512

Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,836
5.250% due 07/01/2041	3,700	3,883

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	15,875
5.000% due 12/01/2037	22,400	29,744

		70,214

CALIFORNIA 9.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,071

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,680

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,386

California Health Facilities Financing Authority Revenue Bonds, Series 2010
9.517% due 11/15/2036 (f)	5,000	5,174

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,021

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	12,500	14,679

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,020	2,133

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,031

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	4,000	5,097

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	$1,000	$1,065
6.000% due 08/15/2042	5,690	5,729

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	210	220

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,750

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,359

Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,236

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,469

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	4,743

		73,859

COLORADO 4.0%

Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	5,800

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	2,000	2,302

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,555	2,811

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (e)	7,085	8,066
4.000% due 08/01/2044	4,000	4,317

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,599

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,022

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,152

		30,069

CONNECTICUT 0.7%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2036	3,500	4,034

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,045

		5,079

DISTRICT OF COLUMBIA 1.0%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
0.534% due 08/01/2037	3,850	3,850

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,500	3,778

		7,628

FLORIDA 4.7%

Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,865	3,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	$100	$104

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	7,000	8,048

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	5,748

Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,000

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	2,500	2,739

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,590	1,925

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (e)	3,000	3,496

		35,457

GEORGIA 5.9%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,044

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	6,238

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	7,000	8,014

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	3,500	4,075

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	21,656

		44,027

ILLINOIS 16.1%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,118

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	4,500	4,936

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,728
5.500% due 01/01/2042	1,250	1,325

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,161
5.500% due 01/01/2034	5,200	5,582

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,401

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,030	1,032
6.750% due 12/01/2032	5,208	5,214

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	6,000	6,257

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	2,155	1,782
5.250% due 12/01/2052 ^(b)	2,800	773

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,081

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,226
5.000% due 05/01/2041	1,500	1,602

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	13,637
5.000% due 11/01/2027	6,140	6,745

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	$12,500	$14,465

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	10,000	3,940

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	6,000	2,817

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	5,000	1,157

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	8,000	9,575

		120,554

INDIANA 0.2%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,080

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	750	793

		1,873

IOWA 1.6%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	734	738

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	11,350	11,515

		12,255

KANSAS 0.8%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	5,500	6,006

		6,006

LOUISIANA 3.9%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	7,000	8,117

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	7,000	7,856

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	760
6.000% due 10/01/2044	1,000	1,013
6.500% due 11/01/2035	450	456

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,107

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,646

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 10/01/2040	2,800	3,289

		29,244

MARYLAND 2.5%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (e)	8,000	9,242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	$1,400	$1,440

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,505

Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2041	5,000	5,760

		18,947

MASSACHUSETTS 6.1%

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	7,500	9,216

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,000
7.625% due 10/15/2037 ^(b)	535	374

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	5,200	5,688
5.000% due 01/01/2047	2,500	2,738

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	6,000	7,054

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	7,500	9,328

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (e)	10,000	10,594

		45,992

MICHIGAN 4.4%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (e)	7,000	7,817
5.000% due 12/01/2031 (e)	2,600	3,179
5.000% due 12/01/2046 (e)	5,100	6,013

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,457
4.000% due 02/15/2050	3,500	3,894

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^(b)	740	577

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2044	5,000	5,780

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	25,000	997

		32,714

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	4,205

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.6%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	686
5.000% due 02/15/2035	500	618

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,883

		12,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.7%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	$9,500	$10,439

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	24,000	2,201

		12,640

NEW JERSEY 8.2%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,408

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	1,510	1,531

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,584

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,385

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	2,500	1,582

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,678

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,833
5.250% due 06/15/2043	4,000	4,469

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	6,000	7,224

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,797

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,088

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	15,500	17,027
5.250% due 06/01/2046	8,200	9,560

		61,166

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,002

NEW YORK 20.8%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	34,410

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	7,000	7,634

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,134

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	10,000	10,432

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	298	45
6.700% due 01/01/2049	825	653

New York City, General Obligation Bonds, Series 2018
5.000% due 12/01/2037	2,250	2,796

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	2,000	2,318

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	35

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	$6,505	$8,794

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,503
5.750% due 11/15/2051	44,000	46,165

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,412

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	6,900	7,995

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,750

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	8,000	8,834

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	1,040	1,172

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2053	1,305	1,463

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	2,500	2,950

		156,460

NORTH CAROLINA 0.5%

North Carolina Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2039	3,000	3,456

NORTH DAKOTA 0.5%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,717

OHIO 11.0%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.250% due 06/01/2037	15,000	16,702

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	54,000	7,510
5.000% due 06/01/2055	15,000	15,820

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	20,580	22,443

Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,099

Ohio State Revenue Bonds, Series 2019
4.000% due 01/01/2040	1,500	1,711

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	11,214

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	2,500	3,235

		82,734

OKLAHOMA 0.8%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	2,000	2,312

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049 (a)	3,250	3,819

		6,131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 6.3%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	$7,500	$7,660

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	8,500

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	850	850

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 02/15/2043	4,800	5,389

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	2,500	3,041

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,428

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,025

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,052
5.625% due 07/01/2042	7,000	7,319

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,003

		47,267

PUERTO RICO 2.5%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	15,560	4,408
4.750% due 07/01/2053	9,735	10,029

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,470	4,620

		19,057

RHODE ISLAND 4.3%

Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013
4.000% due 09/01/2043 (e)	12,000	12,949

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	19,669

		32,618

SOUTH CAROLINA 1.5%

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,011

TENNESSEE 2.0%

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,755

Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,000

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,000	2,255

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,249
5.000% due 02/01/2027	6,000	7,054

		15,313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 17.4%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	$1,750	$1,933

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,509

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	24,150

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	7,500	9,154

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (e)	10,000	10,511

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
4.000% due 05/15/2049	2,500	2,808

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	700	801
4.000% due 08/15/2035 (e)	1,400	1,590
4.000% due 08/15/2036 (e)	1,330	1,501
4.000% due 08/15/2037 (e)	1,620	1,817
4.000% due 08/15/2040 (e)	1,800	1,988

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	5,845
5.500% due 09/01/2041	1,300	1,378

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	4,038
5.000% due 01/01/2048	3,500	4,020

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,169

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (e)	10,000	10,417

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,232

San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	252

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	13,600	14,931

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,047

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	16,470	19,155

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (e)	6,800	7,078

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,036

		130,360

UTAH 0.7%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,000	3,426

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043 (a)	1,650	1,925

		5,351

VIRGINIA 4.3%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,122

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	$412	$36
6.000% due 06/01/2043	1,232	1,224

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (e)	10,000	11,527

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	8,200	9,513

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	7,800	8,711

		32,133

WASHINGTON 0.7%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	2,202

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,750	3,015

		5,217

WEST VIRGINIA 1.3%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	$2,000	$2,028

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,000	2,264

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	2,500	3,198

		9,555

WISCONSIN 3.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	4,500	4,142

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	3,470
7.000% due 07/01/2048	1,000	1,070

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	15,585	16,743

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	3,000	3,338

		28,763

Total Municipal Bonds & Notes (Cost $1,178,331)		1,276,304

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

REPURCHASE AGREEMENTS (g) 4.6%
$34,190

Total Short-Term Instruments (Cost $34,190)	34,190

Total Investments in Securities (Cost $1,212,521)	1,310,494

Total Investments 174.6% (Cost $1,212,521)	$1,310,494

Auction Rate Preferred Shares (39.8)%	(298,275)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.1)%	(68,574)

Other Assets and Liabilities, net (25.7)%	(193,172)

Net Assets Applicable to Common Shareholders 100.0%	$750,473

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2020.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$34,190	U.S. Treasury Notes 1.750% due 05/31/2022	$(34,874)	$34,190	$34,190

Total Repurchase Agreements						$(34,874)	$34,190	$34,190

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	37

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

June 30, 2020 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$34,190	$0	$0	$34,190	$(34,874)	$(684)

Total Borrowings and Other Financing Transactions	$34,190	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$61,002	$0	$61,002
Arizona	0	70,214	0	70,214
California	0	73,859	0	73,859
Colorado	0	30,069	0	30,069
Connecticut	0	5,079	0	5,079
District of Columbia	0	7,628	0	7,628
Florida	0	35,457	0	35,457
Georgia	0	44,027	0	44,027
Illinois	0	120,554	0	120,554
Indiana	0	1,873	0	1,873
Iowa	0	12,255	0	12,255
Kansas	0	6,006	0	6,006
Louisiana	0	29,244	0	29,244
Maryland	0	18,947	0	18,947
Massachusetts	0	45,992	0	45,992
Michigan	0	32,714	0	32,714
Minnesota	0	4,205	0	4,205
Mississippi	0	41	0	41
Missouri	0	12,187	0	12,187
Nevada	0	12,640	0	12,640
New Jersey	0	61,166	0	61,166

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
New Mexico	$0	$2,002	$0	$2,002
New York	0	156,460	0	156,460
North Carolina	0	3,456	0	3,456
North Dakota	0	3,717	0	3,717
Ohio	0	82,734	0	82,734
Oklahoma	0	6,131	0	6,131
Pennsylvania	0	47,267	0	47,267
Puerto Rico	0	19,057	0	19,057
Rhode Island	0	32,618	0	32,618
South Carolina	0	11,011	0	11,011
Tennessee	0	15,313	0	15,313
Texas	0	130,360	0	130,360
Utah	0	5,351	0	5,351
Virginia	0	32,133	0	32,133
Washington	0	5,217	0	5,217
West Virginia	0	9,555	0	9,555
Wisconsin	0	28,763	0	28,763
Short-Term Instruments
Repurchase Agreements	0	34,190	0	34,190

Total Investments	$0	$1,310,494	$0	$1,310,494

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund III

June 30, 2020 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.9%

MUNICIPAL BONDS & NOTES 166.4%

ALABAMA 8.2%

Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	$1,000	$1,014

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	7,500	8,710
7.900% due 10/01/2050 (d)	19,000	18,413

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	539
5.250% due 05/01/2044	1,000	1,094

		29,770

ARIZONA 6.8%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,800	4,139

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,775
5.000% due 07/01/2044	1,245	1,521

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	756

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	15,403

		24,594

CALIFORNIA 11.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,518
5.000% due 10/01/2042	3,260	3,299

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,631

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,510

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,225

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,015	1,071

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,319

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	3,000	3,823

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,197

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	3,143

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	750	815

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,250	2,490

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,682

		39,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 4.0%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	$1,500	$1,726

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (e)	3,500	3,984
4.000% due 08/01/2044	2,000	2,159

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,250	1,384

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.120% due 12/01/2029	4,000	4,000

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	753

Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	501

		14,507

CONNECTICUT 0.7%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2037	2,000	2,538

DISTRICT OF COLUMBIA 1.6%

District of Columbia General Obligation Bonds, Series 2019
5.000% due 10/15/2044	650	824

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
0.534% due 08/01/2037	2,400	2,400

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019
5.000% due 10/01/2044	500	644

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,750	1,889

		5,757

FLORIDA 7.2%

Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,172

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	100	104

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
9.427% due 10/01/2039 (f)	5,000	5,094

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	4,283

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,119

North Miami Beach, Florida Water Revenue Bonds, Series 2020
5.000% due 08/01/2044	3,000	3,896

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,500	1,643

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,211

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	4,081

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	$2,600	$839
0.000% due 09/01/2053 (c)	2,600	701

		26,143

GEORGIA 5.5%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,600	2,994

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	3,000	3,435

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,329

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	11,003

		19,761

HAWAII 0.4%

Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,500

ILLINOIS 16.5%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,059

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,500	4,169

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	429
5.500% due 01/01/2042	1,000	1,060

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,742
5.500% due 01/01/2034	2,665	2,861

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,392

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,101

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	3,750	3,848

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	3,000	3,129

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	1,030	851
5.250% due 12/01/2052 ^(b)	1,250	345

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,046
5.000% due 05/01/2041	1,500	1,602

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,246
5.000% due 11/01/2027	7,000	7,690

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	2,561

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	2,000	939

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	579

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,900	4,668

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	3,500	4,274

		59,591

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	39

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 1.1%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	$2,500	$2,700

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,105	1,169

		3,869

IOWA 0.2%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	385	387

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	350	355

		743

KANSAS 0.6%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	2,000	2,184

		2,184

LOUISIANA 5.3%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,100	3,595

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,489

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,519
6.000% due 10/01/2044	1,000	1,013
6.500% due 11/01/2035	400	405

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,107

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	4,000	4,566

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,350	1,586

		19,280

MARYLAND 1.6%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (e)	3,600	4,159

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	720

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,056

		5,935

MASSACHUSETTS 9.6%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,163

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2046	3,000	3,778

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	3,750	4,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	$275	$192

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (c)(g)	140	21

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,500	2,735
5.000% due 01/01/2047	1,000	1,095

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	525	526

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	3,000	3,731

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (e)	15,745	16,680

		34,529

MICHIGAN 3.3%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,381
4.000% due 12/01/2040 (e)	500	559
5.000% due 12/01/2031 (e)	1,200	1,467
5.000% due 12/01/2046 (e)	2,500	2,948

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,500	2,890

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	12,500	498

		11,743

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	1,962

MISSOURI 0.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
5.000% due 02/15/2036	425	524

Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	180	165

		689

NEBRASKA 2.1%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	5,500	7,437

NEVADA 1.7%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,545	4,994

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	11,000	1,009

		6,003

NEW JERSEY 8.0%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,408

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	4,934

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	$2,000	$2,192

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	3,200	2,025

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	970

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,502
5.000% due 06/01/2046	7,000	7,690
5.250% due 06/01/2046	3,500	4,081

		28,802

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,001

NEW YORK 18.2%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,165

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	2,120	2,312

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,196

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	5,500	5,738

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	311	47
6.700% due 01/01/2049	863	683

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	10,503

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
0.120% due 02/01/2045	1,165	1,165

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,387

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,414

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,038

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,500	4,055

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	1,000	1,104

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	500	564

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	6,287
4.000% due 01/01/2053	620	695

New York State Urban Development Corp. Revenue Bonds, Series 2017
4.000% due 03/15/2046 (e)	7,000	7,811

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,250	1,475

		65,639

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 2.5%

New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	$6,000	$6,268

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,737

		9,005

OHIO 10.2%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,120

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.250% due 06/01/2037	5,000	5,567

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	26,000	3,616
5.000% due 06/01/2055	7,000	7,383

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	9,310	10,153

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,634

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,607

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,617

		36,697

OKLAHOMA 1.0%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,600	1,850

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049 (a)	1,500	1,763

		3,613

PENNSYLVANIA 5.7%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	6,741

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,350	1,642

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,714

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,025

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,720

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019
5.000% due 11/01/2054	3,100	3,803

		20,645

PUERTO RICO 2.6%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,624	2,160
4.750% due 07/01/2053	6,992	7,203

		9,363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 2.3%

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	$800	$800

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,471
5.500% due 12/01/2053	1,750	1,927

		8,198

TENNESSEE 0.9%

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,253

Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,000

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	1,000	1,128

		3,381

TEXAS 13.4%

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,585	2,041

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,815

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,105

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,305

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	5,175

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	4,000	4,882

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (e)	5,000	5,255

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,777

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	343
4.000% due 08/15/2035 (e)	800	909
4.000% due 08/15/2036 (e)	600	677
4.000% due 08/15/2037 (e)	900	1,010
4.000% due 08/15/2040 (e)	900	994

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,050
5.500% due 09/01/2041	600	636

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,687
5.000% due 01/01/2048	1,250	1,436

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	523

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	181

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	8,160	9,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	$2,200	$2,492

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	518

		48,301

UTAH 1.1%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,000	3,426

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043 (a)	550	642

		4,068

VIRGINIA 4.5%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,122

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	201	17
6.000% due 06/01/2043	601	597

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (e)	5,000	5,763

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	4,000	4,641

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,800	4,244

		16,384

WASHINGTON 2.3%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	4,529

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	1,101

Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	511

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	1,250	1,370

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	827

		8,338

WEST VIRGINIA 1.1%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,032

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	1,500	1,698

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	1,000	1,279

		4,009

WISCONSIN 4.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,301

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,169
7.000% due 07/01/2048	750	802

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	41

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	$3,500	$3,748

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,611

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	2,226

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	2,000	2,411

		15,268

Total Municipal Bonds & Notes (Cost $550,786)		600,970

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.5%

REPURCHASE AGREEMENTS (h) 7.5%
$26,909

Total Short-Term Instruments (Cost $26,909)	26,909

Total Investments in Securities (Cost $577,695)	627,879

Total Investments 173.9% (Cost $577,695)	$627,879

Auction Rate Preferred Shares (42.8)%	(154,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.5)%	(34,245)

Other Assets and Liabilities, net (21.6)%	(77,843)

Net Assets Applicable to Common Shareholders 100.0%	$361,091

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2020.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 6	$21	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$26,909	U.S. Treasury Notes 1.750% due 05/31/2022	$(27,447)	$26,909	$26,909

Total Repurchase Agreements						$(27,447)	$26,909	$26,909

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$26,909	$0	$0	$26,909	$(27,447)	$(538)

Total Borrowings and Other Financing Transactions	$26,909	$0	$0

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$29,770	$0	$29,770
Arizona	0	24,594	0	24,594
California	0	39,723	0	39,723
Colorado	0	14,507	0	14,507
Connecticut	0	2,538	0	2,538
District of Columbia	0	5,757	0	5,757
Florida	0	26,143	0	26,143
Georgia	0	19,761	0	19,761
Hawaii	0	1,500	0	1,500
Illinois	0	59,591	0	59,591
Indiana	0	3,869	0	3,869
Iowa	0	743	0	743
Kansas	0	2,184	0	2,184
Louisiana	0	19,280	0	19,280
Maryland	0	5,935	0	5,935
Massachusetts	0	34,529	0	34,529
Michigan	0	11,743	0	11,743
Minnesota	0	1,962	0	1,962
Missouri	0	689	0	689
Nebraska	0	7,437	0	7,437

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Nevada	$0	$6,003	$0	$6,003
New Jersey	0	28,802	0	28,802
New Mexico	0	1,001	0	1,001
New York	0	65,639	0	65,639
North Carolina	0	9,005	0	9,005
Ohio	0	36,697	0	36,697
Oklahoma	0	3,613	0	3,613
Pennsylvania	0	20,645	0	20,645
Puerto Rico	0	9,363	0	9,363
South Carolina	0	8,198	0	8,198
Tennessee	0	3,381	0	3,381
Texas	0	48,301	0	48,301
Utah	0	4,068	0	4,068
Virginia	0	16,384	0	16,384
Washington	0	8,338	0	8,338
West Virginia	0	4,009	0	4,009
Wisconsin	0	15,268	0	15,268
Short-Term Instruments
Repurchase Agreements	0	26,909	0	26,909

Total Investments	$0	$627,879	$0	$627,879

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	43

Schedule of Investments PIMCO California Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.6%

MUNICIPAL BONDS & NOTES 172.7%

CALIFORNIA 164.6%

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	$1,750	$2,046

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	4,206

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	3,560	3,563
6.125% due 06/01/2038	1,000	1,000

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	7,000	864

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (a)	4,700	801

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	882

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,377
5.000% due 10/01/2048	1,000	1,173

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,195	1,380

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,391

California Health Facilities Financing Authority Revenue Bonds, Series 2010
9.517% due 11/15/2036 (c)	1,000	1,035

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,041
6.000% due 08/15/2042	2,800	2,819

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,768

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,850

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,485

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	8,500	9,478
5.000% due 11/15/2046 (b)	5,000	5,871
5.000% due 08/15/2055	6,000	6,926

California Health Facilities Financing Authority Revenue Bonds, Series 2019
4.000% due 11/15/2045	1,700	1,908

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,853

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	730	771

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	565
5.000% due 06/01/2043	1,370	1,648
5.000% due 06/01/2048	1,370	1,634

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,007
5.250% due 08/01/2040	1,250	1,254

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,140	5,752

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	$2,400	$2,435

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,843

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	3,122

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	1,275	1,510

California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	1,000	1,192

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2050	2,250	2,638

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,592

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	9,445

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,130
4.000% due 07/01/2043	350	393
4.000% due 07/01/2047	1,750	1,953

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,159

California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,014

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,160
5.125% due 05/15/2031	4,000	4,099
5.375% due 05/15/2038	4,500	4,605

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,400	1,503

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	242
5.000% due 12/01/2046	5,700	6,145

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,099
4.000% due 12/01/2057	2,000	2,072
5.500% due 12/01/2058	1,775	1,919

California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	55	55
6.000% due 05/01/2037	3,000	3,010

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,500	6,175

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,018

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (d)	14,425	14,475

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	3,500	4,045

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	924

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	1,740	1,793

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,447
5.000% due 06/01/2047	2,750	2,785
5.250% due 06/01/2047	15,500	15,769

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	2,260

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	$3,400	$3,904

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,899

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,016

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	6,000	7,153

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,250
5.500% due 11/15/2030	415	547

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	500	574

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,015

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	3,500	4,006

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,500	3,109

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,666

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,445
5.000% due 07/01/2043	5,000	5,401

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,261

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,000	1,274

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	24,114

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	3,000	3,452

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,265	1,628
5.000% due 08/01/2044	1,700	2,172

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	5,300	6,121

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (a)	1,750	1,460

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,300	2,545

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	1,000	1,247

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,750	1,944

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	4,530	5,121

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,176

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	$3,000	$3,199

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,966

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,250	4,112

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,405
5.000% due 10/01/2047 (b)	1,700	2,052

Sacramento Municipal Utility District, California Revenue Bonds, Series 2019
5.000% due 08/15/2039	1,000	1,304

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,250	1,501

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	5,500	6,339

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,560	3,033

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	3,096

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,485
5.000% due 05/01/2049	2,000	2,440

San Francisco, California City & County Certificates of Participation Bonds, Series 2019
4.000% due 04/01/2039	2,250	2,551

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	2,200	2,466
5.000% due 03/01/2041 (b)	3,300	3,954

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,000	1,101

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,175

San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2041	1,500	1,895

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/01/2042	$500	$630

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,529

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,261

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	3,000	2,284

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	4,000	4,950

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,540	1,817

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	4,000	4,193

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,324

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	10,500	11,626

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2047	5,000	6,044

University of California Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,244

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,500	3,127

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	3,335

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,775

		428,087

ILLINOIS 4.3%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,121

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,641

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,826

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	$1,000	$1,099

		11,273

NEW YORK 0.5%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,200	1,295

PENNSYLVANIA 0.6%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2050	1,500	1,519

PUERTO RICO 2.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,700	1,615
4.750% due 07/01/2053	5,085	5,238

		6,853

Total Municipal Bonds & Notes (Cost $414,945)		449,027

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS (e) 4.9%
		12,707

Total Short-Term Instruments (Cost $12,707)		12,707

Total Investments in Securities (Cost $427,652)		461,734

Total Investments 177.6% (Cost $427,652)		$461,734

Auction Rate Preferred Shares (46.4)%		(120,625)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.3)%		(29,256)

Other Assets and Liabilities, net (19.9)%		(51,816)

Net Assets Applicable to Common Shareholders 100.0%		$260,037

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2020.

(d)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$14,425	$14,475	5.57%

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	45

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

June 30, 2020 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$12,707	U.S. Treasury Notes 1.750% due 05/31/2022	$(12,961)	$12,707	$12,707

Total Repurchase Agreements						$(12,961)	$12,707	$12,707

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$12,707	$0	$0	$12,707	$(12,961)	$(254)

Total Borrowings and Other Financing Transactions	$12,707	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$428,087	$0	$428,087
Illinois	0	11,273	0	11,273
New York	0	1,295	0	1,295
Pennsylvania	0	1,519	0	1,519
Puerto Rico	0	6,853	0	6,853
Short-Term Instruments
Repurchase Agreements	0	12,707	0	12,707

Total Investments	$0	$461,734	$0	$461,734

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund II

June 30, 2020 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 170.5%

MUNICIPAL BONDS & NOTES 163.4%

CALIFORNIA 153.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	$3,000	$3,579

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,298
5.000% due 04/01/2056	2,000	2,338

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	4,400	4,715

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,590	1,591

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	9,000	1,110

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (a)	5,100	870

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	921

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,529
5.000% due 10/01/2048	1,320	1,548

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,285	1,484

California Health Facilities Financing Authority Revenue Bonds, Series 2008
0.080% due 11/15/2045	2,000	2,000
5.250% due 11/15/2040	5,400	5,765

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,041

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,060
5.000% due 11/15/2040	4,000	4,194
5.000% due 08/15/2051	5,555	5,915

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,710

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,658
5.000% due 11/15/2046	1,000	1,174
5.000% due 08/15/2055	6,275	7,244

California Health Facilities Financing Authority Revenue Bonds, Series 2019
4.000% due 11/15/2045	1,900	2,133

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,853

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	790	834

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,953

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,131
5.000% due 06/01/2043	1,465	1,762

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,505

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,400	6,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	$7,000	$7,843

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,690

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	5,052
5.000% due 10/01/2047	2,000	2,369

California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	1,000	1,192

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	4,014
4.000% due 03/01/2046	1,000	1,178

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,123

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,732

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,903

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,515

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	3,798

California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	5,639

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,262
5.375% due 05/15/2038	4,500	4,605

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,500	1,610

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	242
5.000% due 06/01/2046	2,000	2,008
5.000% due 12/01/2046	2,000	2,156
5.250% due 12/01/2056	2,000	2,154

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,099
4.000% due 12/01/2053	230	238
4.000% due 12/01/2057	2,000	2,072
5.500% due 12/01/2058	7,200	7,783

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,007

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,003

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	3,600	4,160

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	988

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,516

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,835
5.000% due 06/01/2034	4,500	5,388
5.000% due 06/01/2047	2,950	2,987
5.250% due 06/01/2047	11,500	11,700

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	3,390

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	4,019

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	$3,000	$3,449

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	4,571

Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	520

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	607
5.500% due 11/15/2037	7,500	10,658

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	550	632

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	501

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	3,600	4,120

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,851

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,700	3,358

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	2,222

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,000	2,517

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,391

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	5,000	6,369

Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,229

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	25,843
7.000% due 11/01/2034	1,000	1,514

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,500	1,930
5.000% due 08/01/2044	1,850	2,364

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	4,400	5,081

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (a)	1,900	1,585

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,500	2,767

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	3,000	3,742

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	2,222

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	4,000	4,522

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (a)	11,000	6,847
0.000% due 08/01/2046 (a)	16,000	7,456

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	47

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	$3,000	$3,199

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	3,500	4,090

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,540	4,478

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,405
5.000% due 10/01/2047 (b)	1,700	2,052

Sacramento Municipal Utility District, California Revenue Bonds, Series 2019
5.000% due 08/15/2039	2,500	3,260

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,971
4.000% due 08/01/2045	1,250	1,501

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,221

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,780	3,294

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	3,244

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,700	3,236

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2050	1,500	1,827

San Francisco, California City & County Certificates of Participation Bonds, Series 2019
4.000% due 04/01/2038	3,000	3,409

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043 (b)	10,000	11,392

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,750	1,927

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,175

San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2042	3,000	3,782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	$1,000	$1,020

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	995
5.000% due 10/01/2033	1,125	1,312

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,367

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	12,000	9,137

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045 (b)	11,900	14,727

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,655	1,953

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,750	1,993

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	4,000	4,193

Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
9.490% due 05/15/2040 (c)	2,935	2,997

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,112

Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,741

Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,009

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,000	2,501

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	3,079

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,330

		431,025

ILLINOIS 4.9%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,492

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,463

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	$2,000	$2,261

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,586

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,098

		13,900

NEW YORK 1.1%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,250	1,349

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,690

		3,039

PENNSYLVANIA 1.1%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2050	3,000	3,038

PUERTO RICO 2.6%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	6,115	1,732
4.750% due 07/01/2053	5,425	5,589

		7,321

Total Municipal Bonds & Notes (Cost $410,449)		458,323

SHORT-TERM INSTRUMENTS 7.1%

REPURCHASE AGREEMENTS (d) 7.1%
		19,770

Total Short-Term Instruments (Cost $19,770)		19,770

Total Investments in Securities (Cost $430,219)		478,093

Total Investments 170.5% (Cost $430,219)		$478,093

Auction Rate Preferred Shares (45.9)%		(128,675)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.2)%		(34,245)

Other Assets and Liabilities, net (12.4)%		(34,831)

Net Assets Applicable to Common Shareholders 100.0%		$280,342

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2020.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$19,770	U.S. Treasury Notes 1.750% due 05/31/2022	$(20,165)	$19,770	$19,770

Total Repurchase Agreements						$(20,165)	$19,770	$19,770

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$19,770	$0	$0	$19,770	$(20,165)	$(395)

Total Borrowings and Other Financing Transactions	$19,770	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$431,025	$0	$431,025
Illinois	0	13,900	0	13,900
New York	0	3,039	0	3,039
Pennsylvania	0	3,038	0	3,038
Puerto Rico	0	7,321	0	7,321
Short-Term Instruments
Repurchase Agreements	0	19,770	0	19,770

Total Investments	$0	$478,093	$0	$478,093

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	49

Schedule of Investments PIMCO California Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.7%

MUNICIPAL BONDS & NOTES 170.4%

CALIFORNIA 161.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	$8,000	$9,087

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,700	3,965

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	7,940	7,946
6.000% due 06/01/2042	7,000	7,005

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	4,000	494

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (a)	4,000	682

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	772

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,176

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,020	1,178

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	4,550	4,858

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,041
6.000% due 08/15/2042	1,200	1,208

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,543

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,426

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	6,500	7,248
4.000% due 10/01/2047	750	829
5.000% due 11/15/2046 (b)	5,000	5,871
5.000% due 08/15/2055	5,000	5,772

California Health Facilities Financing Authority Revenue Bonds, Series 2019
4.000% due 11/15/2045	1,400	1,571

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,853

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	610	644

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2043	1,165	1,401
5.000% due 06/01/2048	1,100	1,312

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,254

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,200	4,700

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,248

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,602

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,703

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	$2,000	$2,369

California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	4,500	5,362

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2050	1,750	2,052

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,732

California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	6,200	6,591

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,969

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	279

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	11,721
6.000% due 08/15/2042	1,800	1,812

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	11,864
5.375% due 05/15/2038	2,000	2,047

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	3,600	3,864

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	215
5.000% due 06/01/2046	1,000	1,004
5.000% due 12/01/2046	3,100	3,342

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,773
4.000% due 07/01/2048	850	934
4.000% due 12/01/2057	2,000	2,072

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	120	126

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,500	5,052

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,007

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	2,900	3,351

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	774

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,516

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,835
5.000% due 06/01/2047	2,115	2,142
5.250% due 06/01/2047	8,885	9,039

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,320

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,749

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	4,000	4,769

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	475

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	450	517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	$305	$306

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,126

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	2,900	3,319

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	2,281

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,200	2,736

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,316

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,169
5.000% due 07/01/2043	2,115	2,285

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,130

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	3,000	3,821

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	15,440
7.000% due 11/01/2034	2,285	3,459

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,021

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	2,545	2,928

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,250	1,608
5.000% due 08/01/2044	1,450	1,853

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	7,300	8,430

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (a)	1,485	1,239

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,000	2,214

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	925

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	1,000	1,247

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,389

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	3,000	3,392

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,439

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,199

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,337

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	$1,500	$1,898

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,200	2,675
5.000% due 10/01/2047 (b)	1,500	1,811

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,393

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,446

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,000	1,201

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	4,500	5,186

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,160	2,559

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,507

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,000	2,397

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2050	3,500	4,264

San Francisco, California City & County Certificates of Participation Bonds, Series 2019
4.000% due 04/01/2039	1,750	1,984

San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,608

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	1,800	2,018
5.000% due 03/01/2041 (b)	2,700	3,235

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,250	1,376

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2042	$1,500	$1,891

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,530

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,030

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,051

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	2,530	1,926

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	2,000	2,475

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,290	1,522

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,250	1,424

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	3,000	3,145

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	6,760	7,485

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,500	3,051

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,206

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	1,500	1,876

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,309

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,775

		359,101

ILLINOIS 5.6%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	3,218

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	$3,700	$3,963
5.500% due 01/01/2033	2,500	2,690

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,400	1,480

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,099

		12,450

NEW YORK 0.5%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,050	1,133

PUERTO RICO 2.6%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	4,795	1,358
4.750% due 07/01/2053	4,280	4,409

		5,767

Total Municipal Bonds & Notes (Cost $349,796)		378,451

SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS (c) 3.3%
		7,302

Total Short-Term Instruments (Cost $7,302)		7,302

Total Investments in Securities (Cost $357,098)		385,753

Total Investments 173.7% (Cost $357,098)		$385,753

Auction Rate Preferred Shares (44.1)%		(97,875)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.2)%		(27,061)

Other Assets and Liabilities, net (17.4)%		(38,729)

Net Assets Applicable to Common Shareholders 100.0%		$222,088

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$7,302	U.S. Treasury Notes 1.875% due 04/30/2022	$(7,448)	$7,302	$7,302

Total Repurchase Agreements						$(7,448)	$7,302	$7,302

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	51

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

June 30, 2020 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$7,302	$0	$0	$7,302	$(7,448)	$(146)

Total Borrowings and Other Financing Transactions	$7,302	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$359,101	$0	$359,101
Illinois	0	12,450	0	12,450
New York	0	1,133	0	1,133
Puerto Rico	0	5,767	0	5,767
Short-Term Instruments
Repurchase Agreements	0	7,302	0	7,302

Total Investments	$0	$385,753	$0	$385,753

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund

June 30, 2020 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.2%

MUNICIPAL BONDS & NOTES 168.9%

CALIFORNIA 1.9%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,500	$1,761

		1,761

ILLINOIS 3.4%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	938

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,131

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,083

		3,152

NEW YORK 158.8%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,574

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	1,044

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,081
5.750% due 02/15/2047	4,000	4,132

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,131

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,000	1,079

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	6,500	7,277

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	1,000	1,063
4.000% due 11/15/2042	1,000	1,043

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,460

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	433	65
6.700% due 01/01/2049	1,200	950

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,230

New York City Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,510

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	900	904
7.000% due 03/01/2049	3,200	3,216

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
5.000% due 11/01/2043	1,030	1,281

New York City Water & Sewer System, New York Revenue Bonds, Series 2001
0.140% due 06/15/2033	3,595	3,595

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	9,000	11,084

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,239

New York City, General Obligation Bonds, Series 2018
5.000% due 04/01/2043	1,500	1,812

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (c)	$2,700	$3,248

New York City, New York General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,255

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,265

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 05/01/2044	2,500	2,851

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	3,538

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	3,000	151

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	3,760	5,083

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,101
5.750% due 11/15/2051	6,000	6,295

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	1,972

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,600	1,854

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	500
5.500% due 07/01/2040	1,250	1,250

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,092
5.500% due 07/01/2036	1,000	1,052
6.000% due 07/01/2040	1,225	1,225

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,123

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,000	1,104
5.000% due 12/01/2031	500	588

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2043	1,000	1,137
5.000% due 03/15/2037	3,000	3,722

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,000	2,502
5.000% due 03/15/2047	2,000	2,476

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2046	1,000	1,098
4.000% due 07/01/2053	2,000	2,230

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,071
5.000% due 01/01/2042	3,645	3,905

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	500	630

New York State Urban Development Corp., Revenue Notes, Series 2019
4.000% due 03/15/2048 (c)	7,000	7,906

Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	600	640

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	$1,000	$1,008

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	3,500	4,143

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,000	1,116
5.000% due 11/15/2045 (c)	3,000	3,605

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	840	1,039
5.000% due 11/15/2042	500	617

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,200	1,452

Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,043

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,205

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	443

Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	927

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	160	162

		144,891

PENNSYLVANIA 1.1%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2050	1,000	1,013

PUERTO RICO 3.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	1,845	523
4.750% due 07/01/2053	2,760	2,843

		3,366

Total Municipal Bonds & Notes (Cost $145,472)		154,183

SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS (d) 3.3%
		2,969

Total Short-Term Instruments (Cost $2,969)		2,969

Total Investments in Securities (Cost $148,441)		157,152

Total Investments 172.2% (Cost $148,441)		$157,152

Auction Rate Preferred Shares (45.0)%		(41,025)

Other Assets and Liabilities, net (27.2)%		(24,872)

Net Assets Applicable to Common Shareholders 100.0%		$91,255

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	53

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)

June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$2,969	U.S. Treasury Notes 1.750% due 05/31/2022	$(3,028)	$2,969	$2,969

Total Repurchase Agreements						$(3,028)	$2,969	$2,969

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$2,969	$0	$0	$2,969	$(3,028)	$(59)

Total Borrowings and Other Financing Transactions	$2,969	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,761	$0	$1,761
Illinois	0	3,152	0	3,152
New York	0	144,891	0	144,891
Pennsylvania	0	1,013	0	1,013
Puerto Rico	0	3,366	0	3,366
Short-Term Instruments
Repurchase Agreements	0	2,969	0	2,969

Total Investments	$0	$157,152	$0	$157,152

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund II

June 30, 2020 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.9%

MUNICIPAL BONDS & NOTES 171.4%

ILLINOIS 2.7%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	$2,000	$2,261

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,083

		3,344

NEW YORK 161.9%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	2,000	3,148

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,346

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	3,367

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	1,043

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	9,297

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	4,012

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2046	3,000	3,297

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,500	1,619

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,200	1,322

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	3,500	3,721

Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,579

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,993

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,526

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	97
6.700% due 01/01/2049	1,800	1,425

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	4,000

New York City Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,504

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,250	1,403

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,507
7.000% due 03/01/2049	4,900	4,925

New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	750

New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	1,900	1,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 02/01/2044	$2,000	$2,216

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	778

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,862

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	3,000	3,695

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,239

New York City, General Obligation Bonds, Series 2018
5.000% due 04/01/2043	2,780	3,358

New York City, New York General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,500	1,882

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	1,095

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	2,000	2,529

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 05/01/2044	1,500	1,711

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	234
5.000% due 11/15/2045	1,000	1,067

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	5,307

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,108
5.000% due 06/01/2041	1,000	1,095

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	4,000	202

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,350	8,585

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,151
5.750% due 11/15/2051	5,000	5,246

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,152

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	2,200	2,549

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	10,497

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,000

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,092
5.500% due 07/01/2036	1,500	1,577

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,500	1,656
5.000% due 12/01/2030	1,000	1,182
5.000% due 12/01/2033	800	932

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,971
4.000% due 03/15/2043	2,000	2,273
5.000% due 03/15/2044	2,625	3,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	$1,000	$1,251
5.000% due 07/01/2042	1,000	1,256
5.000% due 03/15/2047	2,000	2,476

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2046	1,500	1,647
4.000% due 07/01/2053	2,000	2,230

New York State Thruway Authority Revenue Bonds, Series 2016
5.250% due 01/01/2056	1,480	1,690

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,147

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2053	1,775	1,990

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,500	3,151

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,500	1,770

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	525
5.250% due 05/15/2040	500	522

Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,067

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2043	1,000	1,274

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,411

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	6,000	7,102

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 11/15/2057	5,400	6,453

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	3,125
5.000% due 11/15/2045 (c)	3,000	3,605

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,237
5.000% due 11/15/2042	750	926

Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,461

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,800	2,178

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,507
5.000% due 06/01/2041	500	551

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	886

Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,518

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,087

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	815	823

		201,093

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	55

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 6.8%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	$2,830	$802
4.750% due 07/01/2053	6,885	7,092

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	565	584

		8,478

Total Municipal Bonds & Notes (Cost $196,530)		212,915

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (d) 2.5%
$3,071

Total Short-Term Instruments (Cost $3,071)	3,071

Total Investments in Securities (Cost $199,601)	215,986

Total Investments 173.9% (Cost $199,601)	$215,986

Auction Rate Preferred Shares (46.7)%	(58,000)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (16.9)%	(20,975)

Other Assets and Liabilities, net (10.3)%	(12,784)

Net Assets Applicable to Common Shareholders 100.0%	$124,227

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)   REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$3,071	U.S. Treasury Notes 1.750% due 05/31/2022	$(3,132)	$3,071	$3,071

Total Repurchase Agreements						$(3,132)	$3,071	$3,071

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2020:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$3,071	$0	$0	$3,071	$(3,132)	$(61)

Total Borrowings and Other Financing Transactions	$3,071	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Illinois	$0	$3,344	$0	$3,344
New York	0	201,093	0	201,093
Puerto Rico	0	8,478	0	8,478
Short-Term Instruments
Repurchase Agreements	0	3,071	0	3,071

Total Investments	$0	$215,986	$0	$215,986

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2020	57

Notes to Financial Statements

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income, and may distribute its net capital gain.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared

58	PIMCO CLOSED-END FUNDS

June 30, 2020 (Unaudited)

during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Funds generally do not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal

SEMIANNUAL REPORT	JUNE 30, 2020	59

Notes to Financial Statements (Cont.)

markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Funds’ Boards of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy,

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and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at June 30, 2020, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis

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Notes to Financial Statements (Cont.)

involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from the Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued

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fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Fund) to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2020, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO Municipal Income Fund	$78,759	1.73%

PIMCO Municipal Income Fund II	260,147	1.58%

PIMCO Municipal Income Fund III	105,716	1.65%

PIMCO California Municipal Income Fund	68,536	1.62%

PIMCO California Municipal Income Fund II	54,191	1.68%

PIMCO California Municipal Income Fund III	55,569	1.64%

PIMCO New York Municipal Income Fund	34,716	1.42%

PIMCO New York Municipal Income Fund II	25,100	1.84%

*	Annualized

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Notes to Financial Statements (Cont.)

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks associated with investment in a Fund are listed below.

	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)

California State Specific Risk	—	—	—	X	X	X	—	—

Call Risk	X	X	X	X	X	X	X	X

Counterparty Risk	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X

Derivatives Risk	X	X	X	X	X	X	X	X

High Yield Securities Risk	X	X	X	X	X	X	X	X

Inflation/Deflation Risk	X	X	X	X	X	X	X	X

Interest Rate Risk	X	X	X	X	X	X	X	X

Issuer Risk	X	X	X	X	X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X

Liquidity Risk	X	X	X	X	X	X	X	X

Market Risk	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X

Municipal Bond Risk	X	X	X	X	X	X	X	X

Municipal Project-Specific Risk	X	X	X	X	X	X	X	X

New York State-Specific Risk	—	—	—	—	—	—	X	X

Non-Diversification Risk	—	—	—	—	—	X	X	—

Portfolio Turnover Risk	X	X	X	X	X	X	X	X

Private Placements Risk	X	X	X	—	X	—	X	—

Reinvestment Risk	X	X	X	X	X	X	X	X

Segregation and Coverage Risk	X	X	X	X	X	X	X	X

Short Exposure Risk	X	X	X	X	X	X	X	X

Structured Investments Risk	X	X	X	—	X	X	X	X

Tax Risk	X	X	X	X	X	X	X	X

Valuation Risk	X	X	X	X	X	X	X	X

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Counterparty Risk  is the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing

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or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction.

Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

High Yield Securities Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Inflation/Deflation Risk  is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation Risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.

Interest Rate Risk  is the risk that fixed income securities and other instruments in the Fund’s portfolio will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a short average portfolio duration.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, dollar rolls and/or borrowings (as well as from any future issuance of preferred shares), delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell that the Fund may be unable to sell illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Risk  is the risk that the market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to factors affecting securities markets generally or particular industries.

Management Risk  is the risk that the investment techniques and risk analyses applied by the Manager will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Manager and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Municipal Bond Risk  is the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, the Fund maybe affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more

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Notes to Financial Statements (Cont.)

diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Portfolio Turnover Risk  is the risk that a high portfolio turnover will result in greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely affect the Fund’s after-tax returns.

Private Placements Risk  is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Reinvestment Risk  is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Segregation and Coverage Risk  is the risk that certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund may segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of leveraged transactions, enter into offsetting transactions or otherwise cover such transactions. The Fund may be unable to use such segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of, or otherwise cover, such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Structured Investments Risk  is the risk that the Fund’s investment in structured products, including, structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.

Tax Risk  is the risk that if, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

Valuation Risk  is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments (such as the anticipated discontinuation of the London Interbank Offered Rate) that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a

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Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and

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Notes to Financial Statements (Cont.)

U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

Fund Name	Annual Rate(1)

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering

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expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), with the exception of Messrs. Buffington and Clark, also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the ”PIMCO Interval Funds”), and PIMCO Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO Managed Funds”). In addition, each of the Independent Trustees (other than Messrs. Buffington, Clark and Kittredge) also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Messrs. Buffington and Clark do not serve on the Board of any PIMCO-Managed or Allianz-Managed Funds other than the Funds.

The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2020, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Municipal Income Fund	$0	$0	$66,521	$89,145

PIMCO Municipal Income Fund II	0	0	147,299	188,867

PIMCO Municipal Income Fund III	0	0	96,317	124,690

PIMCO California Municipal Income Fund	0	0	22,268	30,400

PIMCO California Municipal Income Fund II	0	0	37,843	66,741

PIMCO California Municipal Income Fund III	0	0	17,887	27,705

PIMCO New York Municipal Income Fund	0	0	25,820	27,213

PIMCO New York Municipal Income Fund II	0	0	28,785	41,233

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

12. PREFERRED SHARES

(a) Auction-Rate Preferred Shares  Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2020, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2020

PIMCO Municipal Income Fund
Series A	1,310	8.595%	0.220%	0.252%
Series B	1,367	8.595%	0.220%	0.252%
Series C	1,294	8.595%	0.220%	0.235%
Series D	1,388	8.595%	0.220%	0.235%
Series E	1,309	8.360%	0.220%	0.252%

PIMCO Municipal Income Fund II
Series A	2,279	8.595%	0.220%	0.252%
Series B	2,577	8.595%	0.220%	0.252%
Series C	2,422	8.595%	0.220%	0.235%
Series D	2,300	8.595%	0.220%	0.235%
Series E	2,353	8.360%	0.220%	0.252%

PIMCO Municipal Income Fund III
Series A	1,018	8.595%	0.220%	0.252%
Series B	1,190	8.595%	0.220%	0.252%
Series C	1,350	8.595%	0.220%	0.235%
Series D	1,334	8.595%	0.220%	0.235%
Series E	1,296	8.360%	0.220%	0.252%

PIMCO California Municipal Income Fund
Series A	1,575	8.595%	0.220%	0.252%
Series B	1,547	8.595%	0.220%	0.235%
Series C	1,703	8.360%	0.220%	0.252%

PIMCO California Municipal Income Fund II
Series A	1,154	8.595%	0.220%	0.252%
Series B	879	8.595%	0.220%	0.252%
Series C	1,235	8.595%	0.220%	0.235%
Series D	926	8.595%	0.220%	0.235%
Series E	953	8.360%	0.220%	0.252%

PIMCO California Municipal Income Fund III
Series A	1,920	8.595%	0.220%	0.252%
Series B	1,995	8.595%	0.220%	0.235%

PIMCO New York Municipal Income Fund
Series A	1,641	8.595%	0.220%	0.252%

PIMCO New York Municipal Income Fund II
Series A	1,178	8.595%	0.220%	0.235%
Series B	1,142	8.360%	0.220%	0.252%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

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Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%[1]	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate[2]

[1]	150% if all or part of the dividend consists of taxable income or capital gain.
[2]

“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

On July 20, 2018, each Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 85% of the ARPS’ per share liquidation preference of $25,000 (or $21,250 per share) and any unpaid dividends accrued through the expiration of the tender offers (each, a Tender Offer”).

On September 12, 2018, each Fund announced the expiration and results of its Tender Offer. Details of the ARPS tendered and not withdrawn for each Fund for the period ended December 31, 2018 are provided in the table below:

Fund Name	Liquidation Preference Per Share	Tender Offer Price Per Share	Price Percentage	Cash Exchanged For ARPS Tendered	ARPS Outstanding as of 06/30/2018	ARPS Tendered	ARPS Outstanding After Tender Offer as of 12/31/2018

PIMCO Municipal Income Fund	$25,000	$21,250	85%	$19,805,000	7,600	932	6,668

PIMCO Municipal Income Fund II	$25,000	$21,250	85%	$58,416,250	14,680	2,749	11,931

PIMCO Municipal Income Fund III	$25,000	$21,250	85%	$29,155,000	7,560	1,372	6,188

PIMCO California Municipal Income Fund	$25,000	$21,250	85%	$24,968,750	6,000	1,175	4,825

PIMCO California Municipal Income Fund II	$25,000	$21,250	85%	$29,176,250	6,520	1,373	5,147

PIMCO California Municipal Income Fund III	$25,000	$21,250	85%	$23,056,250	5,000	1,085	3,915

PIMCO New York Municipal Income Fund	$25,000	$21,250	85%	$5,078,750	1,880	239	1,641

PIMCO New York Municipal Income Fund II	$25,000	$21,250	85%	$17,850,000	3,160	840	2,320

(b) Variable Rate MuniFund Term Preferred Shares  PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “VMTP Fund” and together, the “VMTP Funds”) each issued a single series of Variable Rate MuniFund Term Preferred Shares (the “VMTP Shares”), Series 2022, on September 18, 2018. In the VMTP Funds’ Statements of Assets and Liabilities, the VMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs and are being amortized into interest expense over the life of the VMTP Shares. The liquidation value of the VMTP Shares in each VMTP Fund’s Statement of Assets and Liabilities is shown as a liability and represents its liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The VMTP Shares can be redeemed in whole or in

SEMIANNUAL REPORT	JUNE 30, 2020	71

Notes to Financial Statements (Cont.)

part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends. No Preferred Shares were redeemed during the period ended June 30, 2020. The VMTP Shares are subject to a mandatory term redemption date of March 18, 2022, subject to each VMTP Fund’s right to extend the term with the consent of the holders of the VMTP Shares. There is no assurance that the term of the VMTP Shares will be extended.

Dividends paid with respect to the VMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected as a component of interest expense in the Statements of Operations. For the period ended June 30, 2020, the average amount of the VMTP Shares outstanding, interest expense related to the dividends paid to VMTP Shares and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	Average VMTP Shares Outstanding	Interest Expense†	Weighted Average Interest Rate*[1]

PIMCO Municipal Income Fund	233	$239	2.05%

PIMCO Municipal Income Fund II	687	714	2.08

PIMCO Municipal Income Fund III	343	354	2.07

PIMCO California Municipal Income Fund	293	302	2.06

PIMCO California Municipal Income Fund II	343	354	2.07

PIMCO California Municipal Income Fund III	271	279	2.06

PIMCO New York Municipal Income Fund II	210	215	2.05

†	Amounts in thousands.
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.
[1]	Annualized

Each VMTP Fund is subject to certain limitations and restrictions while the VMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude a VMTP Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the VMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable VMTP Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the VMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such Fund’s preferred shares. Under the terms of a purchase agreement between each VMTP Fund and the investor in the VMTP Shares, each VMTP Fund is subject to various investment requirements. These requirements may be more restrictive than those to which the VMTP Fund is otherwise subject in accordance with its investment objectives and policies. In addition, each VMTP Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the VMTP Fund by the Act.

Each VMTP Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the VMTP Fund which are stocks for purposes of the Act, including the VMTP Shares and ARPS, as set forth in such VMTP Fund’s governing documents and the Act. One such requirement under the Act is that a VMTP Fund is not permitted to declare or pay common share dividends unless immediately thereafter the VMTP Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each VMTP Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each VMTP Fund, ARPS and VMTP Shares rank on parity with each other, and are both senior in priority to the VMTP Fund’s outstanding common shares. Holders of preferred shares of each VMTP Fund, who are entitled to one vote per share, including holders of VMTP Shares and ARPS, generally vote together as one class with the common shareholders of each VMTP Fund, but preferred shareholders (VMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each VMTP Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the Act, preferred shareholders, including holders of the VMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

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The VMTP Shares’ Dividend Rate is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for VMTP Shares for a given Rate Period are dependent on the Dividend Rate for that Rate Period. The Dividend Rate is equal to the greater of (i) the sum of the Index Rate1 plus the Applicable Spread2 for the Rate Period, and (ii) the sum of the product of the Index Rate multiplied by the Applicable Multiplier3 for such Rate Period plus 0.97%. The dividend per VMTP Share for the Rate Period is then determined as described in the table below.4

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per VMTP Share
		Total number of days in the year

[1]

The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2]	The Applicable Spread for a Rate Period is a percentage per year that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[3]	The Applicable Multiplier for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[4]	The Dividend Rate will in no event exceed 15% per year.

For the period ended June 30, 2020, the annualized dividend rate on the VMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2020
PIMCO Municipal Income Fund

Series 2022	233	6.170%	1.080%	1.100%

PIMCO Municipal Income Fund II

Series 2022	687	6.170%	1.080%	1.100%

PIMCO Municipal Income Fund III

Series 2022	343	6.170%	1.080%	1.100%

PIMCO California Municipal Income Fund

Series 2022	293	6.170%	1.080%	1.100%

PIMCO California Municipal Income Fund II

Series 2022	343	6.170%	1.080%	1.100%

PIMCO California Municipal Income Fund III

Series 2022	271	6.170%	1.080%	1.100%

PIMCO New York Municipal Income Fund II
Series 2022	210	6.170%	1.080%	1.100%

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Notes to Financial Statements (Cont.)

June 30, 2020 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2019, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$0	$0
PIMCO Municipal Income Fund II	1,423	0
PIMCO Municipal Income Fund III	0	0
PIMCO California Municipal Income Fund	0	0
PIMCO California Municipal Income Fund II	0	0
PIMCO California Municipal Income Fund III	0	0
PIMCO New York Municipal Income Fund	0	0
PIMCO New York Municipal Income Fund II	1,811	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2020, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Municipal Income Fund	$525,717	$51,948	$(5,755)	$46,193
PIMCO Municipal Income Fund II	1,212,521	104,092	(6,119)	97,973
PIMCO Municipal Income Fund III	577,695	53,266	(3,082)	50,184
PIMCO California Municipal Income Fund	427,756	34,001	(23)	33,978
PIMCO California Municipal Income Fund II	430,323	47,808	(38)	47,770
PIMCO California Municipal Income Fund III	357,175	28,626	(48)	28,578
PIMCO New York Municipal Income Fund	148,441	9,566	(855)	8,711
PIMCO New York Municipal Income Fund II	199,601	17,442	(1,057)	16,385

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 1, 2020, the following distributions were declared to common shareholders payable August 3, 2020 to shareholders of record on July 13, 2020:

PIMCO Municipal Income Fund	$0.054000 per common share

PIMCO Municipal Income Fund II	$0.059000 per common share

PIMCO Municipal Income Fund III	$0.046000 per common share

PIMCO California Municipal Income Fund	$0.065000 per common share

PIMCO California Municipal Income Fund II	$0.032000 per common share

PIMCO California Municipal Income Fund III	$0.038000 per common share

PIMCO New York Municipal Income Fund	$0.042000 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

On August 3, 2020, the following distributions were declared to common shareholders payable September 1, 2020 to shareholders of record on August 13, 2020:

PIMCO Municipal Income Fund	$0.054000 per common share

PIMCO Municipal Income Fund II	$0.059000 per common share

PIMCO Municipal Income Fund III	$0.046000 per common share

PIMCO California Municipal Income Fund	$0.065000 per common share

PIMCO California Municipal Income Fund II	$0.032000 per common share

PIMCO California Municipal Income Fund III	$0.038000 per common share

PIMCO New York Municipal Income Fund	$0.042000 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

There were no other subsequent events identified that require recognition or disclosure.

74	PIMCO CLOSED-END FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FHA	Federal Housing Administration

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL REPORT	JUNE 30, 2020	75

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the fiscal period ended June 30, 2020 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

PIMCO Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0540	$0.0000	$0.0000	$0.0540

February 2020	$0.0540	$0.0000	$0.0000	$0.0540

March 2020	$0.0379	$0.0000	$0.0161	$0.0540

April 2020	$0.0385	$0.0000	$0.0155	$0.0540

May 2020	$0.0540	$0.0000	$0.0000	$0.0540

June 2020	$0.0540	$0.0000	$0.0000	$0.0540

PIMCO Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0590	$0.0000	$0.0000	$0.0590

February 2020	$0.0590	$0.0000	$0.0000	$0.0590

March 2020	$0.0590	$0.0000	$0.0000	$0.0590

April 2020	$0.0590	$0.0000	$0.0000	$0.0590

May 2020	$0.0590	$0.0000	$0.0000	$0.0590

June 2020	$0.0590	$0.0000	$0.0000	$0.0590

PIMCO Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0460	$0.0000	$0.0000	$0.0460

February 2020	$0.0460	$0.0000	$0.0000	$0.0460

March 2020	$0.0378	$0.0000	$0.0082	$0.0460

April 2020	$0.0330	$0.0000	$0.0130	$0.0460

May 2020	$0.0460	$0.0000	$0.0000	$0.0460

June 2020	$0.0460	$0.0000	$0.0000	$0.0460

PIMCO California Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0650	$0.0000	$0.0000	$0.0650

February 2020	$0.0650	$0.0000	$0.0000	$0.0650

March 2020	$0.0650	$0.0000	$0.0000	$0.0650

April 2020	$0.0650	$0.0000	$0.0000	$0.0650

May 2020	$0.0650	$0.0000	$0.0000	$0.0650

June 2020	$0.0650	$0.0000	$0.0000	$0.0650

PIMCO California Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0320	$0.0000	$0.0000	$0.0320

February 2020	$0.0304	$0.0000	$0.0016	$0.0320

March 2020	$0.0214	$0.0000	$0.0106	$0.0320

April 2020	$0.0205	$0.0000	$0.0115	$0.0320

May 2020	$0.0320	$0.0000	$0.0000	$0.0320

June 2020	$0.0320	$0.0000	$0.0000	$0.0320

76	PIMCO CLOSED-END FUNDS

(Unaudited)

PIMCO California Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0380	$0.0000	$0.0000	$0.0380

February 2020	$0.0354	$0.0000	$0.0026	$0.0380

March 2020	$0.0243	$0.0000	$0.0137	$0.0380

April 2020	$0.0264	$0.0000	$0.0116	$0.0380

May 2020	$0.0380	$0.0000	$0.0000	$0.0380

June 2020	$0.0380	$0.0000	$0.0000	$0.0380

PIMCO New York Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0420	$0.0000	$0.0000	$0.0420

February 2020	$0.0420	$0.0000	$0.0000	$0.0420

March 2020	$0.0320	$0.0000	$0.0100	$0.0420

April 2020	$0.0314	$0.0000	$0.0106	$0.0420

May 2020	$0.0420	$0.0000	$0.0000	$0.0420

June 2020	$0.0420	$0.0000	$0.0000	$0.0420

PIMCO New York Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2020	$0.0400	$0.0000	$0.0000	$0.0400

February 2020	$0.0400	$0.0000	$0.0000	$0.0400

March 2020	$0.0292	$0.0000	$0.0109	$0.0400

April 2020	$0.0296	$0.0000	$0.0104	$0.0400

May 2020	$0.0400	$0.0000	$0.0000	$0.0400

June 2020	$0.0400	$0.0000	$0.0000	$0.0400

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	JUNE 30, 2020	77

Changes to Boards of Trustees

(Unaudited)

Effective June 12, 2020, the Board of Trustees appointed Mr. Joseph B. Kittredge, Jr. to the Board as a Class III Trustee of the Funds.

78	PIMCO CLOSED-END FUNDS

Approval of Investment Management Agreement

(Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”) of each of PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO New York Municipal Income Fund (“PNF”), PIMCO New York Municipal Income Fund II (“PNI”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC”) (each, a “Fund” and, collectively, the “Funds”), voting separately, annually approve any continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“PIMCO”) (each, an “Agreement”). At a meeting held by videoconference1 on June 12, 2020 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of each Agreement for an additional one-year period commencing on August 1, 2020.

In addition to the Approval Meeting, the annual contract review process with respect to each Agreement also involved multiple planning discussions and meetings of the Contracts Committees of the Board (the “Committee”) (the Approval Meeting, together with such planning discussions and Committee meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from Fund management attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in evaluating each Agreement.

In connection with their deliberations regarding the proposed continuation of the Agreements for each Fund, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions submitted by the Independent Trustees and Independent Counsel, and met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value, common share market price and distribution yield, use of leverage (if applicable), information regarding share price premiums and/or discounts, portfolio risk, and other portfolio information for each Fund, including the use of derivatives if used as part of the Fund’s strategy, as well as periodic reports on, among other matters, pricing and valuation; quality and cost of portfolio trade execution; compliance; and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO that analyzed each Fund based on a number of factors, including, fees/expenses, performance, distribution yield, and risk-based factors. Due to the market volatility stemming from the COVID-19 pandemic, the Trustees also requested, received and reviewed summaries updated as of April 30, 2020. They also considered, among other information, performance based on net asset value and market value (both absolute and compared against its Broadridge Performance Universe (as defined below)), investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund operating expenses, total expense ratio and management fee comparisons between the Fund and its Broadridge Expense Group (as defined below) and trends in estimated profitability to PIMCO from its advisory relationship with each Fund.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

[1]

The Board, including a majority of the Independent Trustees, determined to rely on the relief granted by a temporary exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 that permits fund boards of trustees to approve advisory contracts at a meeting held by remote communications that allows participating trustees to hear one another simultaneously, rather than in-person, in light of the impact of the novel coronavirus (“COVID-19”) pandemic and restrictions on travel and in-person gatherings. The Board determined that reliance on the exemptive order was necessary and appropriate due to circumstances related to current or potential effects of the COVID-19 pandemic and government-mandated restrictions, and prior to commencing the approval meeting, the Board confirmed that all Board members could hear each other simultaneously during the meeting. The Board noted that it would ratify any actions taken at this meeting pursuant to the SEC relief at its next in-person meeting.

SEMIANNUAL REPORT	JUNE 30, 2020	79

Approval of Investment Management Agreement (cont.)

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing or proposed to provide investment management, administrative and other services, and corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems, of PIMCO. The Trustees also considered actions taken by PIMCO to manage the impact on each Fund and its portfolio holdings of recent market volatility.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO; the specific contractual obligations of PIMCO pursuant to each Agreement; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; the time and resources PIMCO expends monitoring the leverage employed by each Fund, including the covenants and restrictions imposed by certain forms of leverage such as each Fund’s preferred shares; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under each Agreement, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial and business risk PIMCO has undertaken as investment manager and sponsor of the Funds. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. The Trustees also considered PIMCO’s effective operation and implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions and its oversight of the service providers’ business continuity during this period.

The Trustees concluded that PIMCO’s investment process, research capabilities and philosophy were well suited to each Fund given its investment objective and policies, PIMCO would be able to continue to meet any reasonably foreseeable obligations under each Agreement, and PIMCO would otherwise be able to continue to provide investment and non-investment services to each Fund of an appropriate extent and quality.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under its Agreement, the Trustees considered, among other information, the Fund’s management fee and its total expenses as a percentage of average net assets attributable to common shares and as a percentage of average total managed assets (including assets attributable both to common shares and specified leverage outstanding), in comparison to information about other funds provided by Broadridge Financial Solutions, Inc. (“Broadridge”), including the management fees and other expenses of a smaller sample of comparable funds with different investment advisers identified by Broadridge (for each Fund, its “Broadridge Expense Group”) as well as of a larger sample of comparable funds identified by Broadridge (for each Fund, its “Broadridge Expense Universe”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. Fund-specific comparative fees/expenses reviewed by the Trustees are discussed below. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and were not independently verified by the Trustees. The Trustees considered that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements, if any. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes.

To the extent applicable, the Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, with similar investment strategies to those of the Funds. The Trustees considered information provided by PIMCO

80	PIMCO CLOSED-END FUNDS

(Unaudited)

indicating that, in comparison to certain other products managed by PIMCO, including open-end funds and exchange-traded funds, there are additional portfolio management challenges in managing closed-end funds such as the Funds. For example, the challenges associated with managing closed-end funds may include investing in less liquid holdings, the use of leverage, issues relating to trading on a national securities exchange and managing the funds’ dividend practices. In addition, the Independent Trustees considered information provided by PIMCO as to the generally broader and more extensive services provided to the Funds in comparison to those provided to private funds or institutional or separate accounts; the higher demands placed on PIMCO to provide considerable shareholder services due to the volume of investors; the greater entrepreneurial, enterprise, and reputational risk in managing registered closed-end funds; and the impact on PIMCO and expenses associated with the more extensive regulatory and compliance requirements to which the Funds are subject in comparison to private funds or institutional or separate accounts. The Trustees were advised by PIMCO that, in light of these additional challenges and additional services, different pricing structures between closed-end funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have similar investment objectives and strategies to those of the Funds.

The Trustees also took into account that all of the Funds have preferred shares outstanding, which increases the amount of management fees payable by each Fund under its Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to use or continue to use leverage in the form of preferred shares, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unitary fee arrangement would therefore vary more with increases and decreases in leverage attributable to preferred shares incurred by the Fund than under a non-unitary fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees considered that they receive each quarter information from PIMCO regarding the Fund’s use of leverage. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees noted that, for each Fund, the contractual management fee rate for the Fund under its unitary fee arrangement was above the median contractual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average total managed assets. However, in this regard, the Trustees took into account that each Fund’s unitary fee arrangement covers substantially all of the Fund’s operating fees and expenses (“Operating Expenses”), and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the applicable Broadridge Expense Group, which generally do not have a unitary fee structure and bear Operating Expenses directly and in addition to the management fee. The Trustees determined that a review of each Fund’s total expense ratio with the total expense ratios of peer funds would generally provide more meaningful comparisons than considering contractual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unitary fee arrangements have benefited and will continue to benefit common shareholders because they provide an expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of net assets (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unitary fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses). In this regard, the Trustees considered that PIMCO (and not the Funds) bore expenses under the unitary fee associated with a contested Trustee election and proxy contest for each Fund in 2018 and 2019.

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s short-, intermediate- and long-term performance based on net asset value and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees considered information provided by Broadridge for the Funds regarding the investment performance of a group of funds with investment classifications/objectives comparable to those of each Fund (for each Fund, its “Broadridge Performance Universe”). The comparative performance information was prepared and provided by Broadridge

SEMIANNUAL REPORT	JUNE 30, 2020	81

Approval of Investment Management Agreement (cont.)

and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. The Independent Trustees recognized that the performance information, including the Broadridge performance information, was as of December 31, 2019, and, as such, did not include the period of extreme market volatility resulting from the COVID-19 pandemic. For this reason, they requested, received, and reviewed more recent performance information from PIMCO as of March 31, 2020. The Trustees considered information from PIMCO regarding the risks undertaken by the Funds, including the use of leverage, and PIMCO’s management and oversight of each Fund’s risk profile, including in instances where a Fund outperformed its Broadridge Performance Universe.

In addition, the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the Funds (collectively, the “Estimated Margins”), in each case for the one-year period ended December 31, 2019; (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year periods ended December 31, 2019, and December 31, 2018; and (iii) an overview of PIMCO’s average fee rates with respect to all of the closed-end funds advised by PIMCO, including the Funds, compared to PIMCO’s average fee rates with respect to its other clients, including PIMCO-advised separate accounts, open-end funds and hedge funds and private equity funds. The Trustees also took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds. The Trustees took into account that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end investment company), but may raise additional assets through follow-on offerings and dividend reinvestments and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted PIMCO’s assertion that it may share the benefits of potential economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unitary fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unitary fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unitary fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unitary fee arrangements protect shareholders, during the contractual period, from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Fund-by-Fund Performance and Fee/Expense Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance.

PMF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 59 funds for one-year, three-year and five-year performance and 54 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

82	PIMCO CLOSED-END FUNDS

(Unaudited)

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of 14 funds and the Broadridge Expense Universe for the Fund consisted of a total of 59 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 59 funds for one-year, three-year and five-year performance and 54 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of 14 funds and the Broadridge Expense Universe for the Fund consisted of a total of 59 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average total managed assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was approximately at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 59 funds for one-year, three-year and five-year performance and 54 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of 14 funds and the Broadridge Expense Universe for the Fund consisted of a total of 59 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 14 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of six funds and the Broadridge Expense Universe for the Fund consisted of a total of 14 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was approximately at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCK

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 14 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of six funds and the Broadridge Expense Universe for the Fund consisted of a total of 14 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed

SEMIANNUAL REPORT	JUNE 30, 2020	83

Approval of Investment Management Agreement (cont.)

assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was approximately at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PZC

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 14 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of six funds and the Broadridge Expense Universe for the Fund consisted of a total of 14 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average total managed assets was approximately at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 18 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year , three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of six funds and the Broadridge Expense Universe for the Fund consisted of a total of 18 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average total managed assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was approximately the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Broadridge Performance Universe, consisting of 18 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2019.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of a total of six funds and the Broadridge Expense Universe for the Fund consisted of a total of 18 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average total managed assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was approximately at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group.

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied

84	PIMCO CLOSED-END FUNDS

(Unaudited)

with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

SEMIANNUAL REPORT	JUNE 30, 2020	85

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive,

Newport Beach, CA, 92660

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares

Deutsche Bank Trust Company Americas

60 Wall Street, 16th Floor

New York, NY 10005.

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares

The Bank of New York Mellon

240 Greenwich Street, 7E

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063020

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 8(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date: August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date: August 26, 2020

By:	/s/ Bradley Todd

Bradley Todd
Treasurer (Principal Financial & Accounting Officer)

Date: August 26, 2020